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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the six months ended November 30, 2008. These series have May 31 fiscal year end.

Date of reporting period:   November 30, 2008

Item 1 - Reports to Stockholders.

Evergreen
MARKET INDEX FUNDS
Semiannual Report as of November 30, 2008

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money. Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

Each fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARUANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

Table of Contents
1	LETTER TO SHAREHOLDERS
MARKET INDEX FUND
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
MARKET INDEX GROWTH FUND
26	FUND AT A GLANCE
28	ABOUT YOUR FUND'S EXPENSES
29	FINANCIAL HIGHLIGHTS
30	SCHEDULE OF INVESTMENTS
48	STATEMENT OF ASSETS AND LIABILITIES
49	STATEMENT OF OPERATIONS
50	STATEMENTS OF CHANGES IN NET ASSETS
MARKET INDEX VALUE FUND
51	FUND AT A GLANCE
53	ABOUT YOUR FUND'S EXPENSES
54	FINANCIAL HIGHLIGHTS
55	SCHEDULE OF INVESTMENTS
73	STATEMENT OF ASSETS AND LIABILITIES
74	STATEMENT OF OPERATIONS
75	STATEMENTS OF CHANGES IN NET ASSETS
CLOSING PAGE
76	COMBINED NOTES TO FINANCIAL STATEMENTS
84	ADDITIONAL INFORMATION
111	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS
January 2009

Dear Shareholder:

W. Douglas Munn
President and Chief Executive Officer

We are pleased to provide the Semiannual Report for the Evergreen Market Index Funds for the six-month period ended November 30, 2008 (the "period").

Growing concerns about a weakening economy, deteriorating corporate profitability and an uncertain future for the auto industry combined to cause domestic equity prices to plummet during the period. Few stocks escaped the damage that affected shares of growth companies, value companies and corporations of all sizes and industry groups. Well-recognized benchmarks for the general stock market as well as for specific subgroups typically fell by 30% or more during the period. In the bond markets, investors sought out quality and tried to minimize risk. Treasuries and higher quality short-term debt securities held up well, while corporate bond prices fell victim to the same forces undermining equity valuations. As sentiment in the fixed income markets moved from worries about inflation to concerns about deflation, investors appeared willing to accept virtually nothing for short-term loans to the federal government. The domestic trends extended to capital markets beyond the United States. Foreign sovereign government debt of industrialized nations held up relatively well, but equity prices and virtually all other asset classes suffered declines. Further signs of a global recession also pulled commodity and oil prices lower, while the market for gold strengthened.

Economic news seemed only to get worse during the period. After months of deceleration, the U.S. economy finally contracted in the third quarter of 2008. Real Gross Domestic Product ("GDP") fell by 0.5%, with consumer spending recording its greatest drop in three decades. Economists believed GDP for the fourth quarter of 2008 could drop by more and that the nation's unemployment rate could climb above 8% in 2009. The National Bureau of Economic Research announced that the domestic economy was officially in recession. Meanwhile, reports of slumping manufacturing production and weakening economic activity appeared throughout the world, signaling a global slowdown. The European Union's economic analysis bureau reported that GDP for the 15-nation Eurozone fell by 0.2% during the third quarter of 2008. The economic deceleration extended to China, where the central government announced a major fiscal program to stimulate growth while the central bank cut interest rates by one-half of a percentage point. Faced with widening evidence of economic deterioration, the central banks in the U.S. and other major industrialized nations injected added liquidity into the markets. These efforts continued into December 2008, after the fiscal period ended, when the U.S. Federal Reserve dropped official interest rates to an historically low range, slashing the target fed funds rate to a range of zero to 0.25%. Meanwhile, Congress and officials of both the outgoing and incoming administrations considered new spending plans to revive the economy and, perhaps, rescue the staggering domestic auto industry.

During a volatile and challenging period in the capital markets, the portfolio manager of Evergreen's market index funds continued to implement quantitative-based methodologies intended to produce results consistent with underlying stock market indexes of each portfolio. Evergreen Market Index Fund, for example, is designed to reflect the results of the Standard & Poor's 500 Index, a benchmark for the overall stock market. Evergreen Market Index Growth Fund, meanwhile, is designed to reflect the performance of the Russell 1000 Growth Index, a standard for large cap growth stocks, while the portfolio of Evergreen Market Index Value Fund is structured to be consistent with the Russell 1000 Value Index, which reflects the performance of large cap value stocks.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven't already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn
President and Chief Executive Officer

Evergreen Funds

Notices to Shareholders:

  On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company ("Wells Fargo"). As a result of the merger, Evergreen Investment Management Company, LLC ("EIMC"), Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

After the merger, new interim advisory agreements between the Evergreen Funds and EIMC went into effect, as did new interim sub-advisory agreements with each sub-advisor to the Evergreen Funds. These interim agreements will be in effect until no later than March 19, 2009. Shareholders of the Evergreen Funds will meet on or around February 12, 2009 to consider definitive advisory and sub-advisory agreements for the Evergreen Funds, which would replace the interim agreements.

  Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

Market Index Fund FUND AT A GLANCE
as of November 30, 2008

Management Team

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2008. The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002
Class I
Class inception date	10/15/2002
6-month return	-35.16%
Average annual return
1-year	-38.06%
5-year	-1.41%
Since portfolio inception	2.19%
Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.
The fund is only offered to certain pension plans having at least $100 million. Class I are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P) and the Consumer Price Index (CPI).
The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
The fund's investment objective may be changed without a vote of the fund's shareholders.
"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
All data is as of November 30, 2008, and subject to change.
Market Index Fund ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from  June 1, 2008 to November 30, 2008.

The example illustrates your fund's costs in two ways:

   Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would havebeen higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*
Actual
Class I	$1,000.00	$648.36	$0.08
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.97	$0.10
*Expenses are equal to the fund's annualized expense ratio (0.02% for Class I), multiplied by the average account value over the period, multiplied by 183/365 days.
Market Index Fund FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months Ended November 30, 2008	Year Ended May 31,
Class I	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$13.11	$14.48	$14.50	$13.81	$12.97	$11.02
Income from investment operations
Net investment income (loss)	0.14	0.28 [1]	0.27 [1]	0.27 [1]	0.30	0.18
Net realized and unrealized gains or losses on investments	(4.75)	(1.24)	2.76	0.91	0.76	1.83
Total from investment operations	(4.61)	(0.96)	3.03	1.18	1.06	2.01
Distributions to shareholders from
Net investment income	0	(0.23)	(0.30)	(0.32)	(0.20)	(0.06)
Net realized gains	0	(0.18)	(2.75)	(0.17)	(0.02)	0
Total distributions to shareholders	0	(0.41)	(3.05)	(0.49)	(0.22)	(0.06)
Net asset value, end of period	$8.50	$13.11	$14.48	$14.50	$13.81	$12.97
Total return	(35.16)%	(6.71)%	22.78%	8.56%	8.24%	18.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$227,730	$351,138	$558,366	$406,581	$722,863	$716,998
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.02%[2]	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%[2]	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (loss)	2.55%[2]	2.01%	1.93%	1.90%	2.08%	1.70%
Portfolio turnover rate	2%	7%	5%	6%	6%	2%
1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized
See Combined Notes to Financial Statements Market Index Fund SCHEDULE OF INVESTMENTS
November 30, 2008 (unaudited)
	Shares	Value
COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.1%
Goodyear Tire & Rubber Co. *	6,978	$44,868
Johnson Controls, Inc.	17,183	303,452
		348,320
Automobiles 0.2%
Ford Motor Co. * Þ	65,440	176,034
General Motors Corp. Þ	17,666	92,570
Harley-Davidson, Inc. Þ	6,810	115,838
		384,442
Distributors 0.1%
Genuine Parts Co.	4,682	183,300

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	3,073	236,129
H&R Block, Inc. Þ	9,494	181,620
		417,749
Hotels, Restaurants & Leisure 1.4%
Carnival Corp. Þ	12,645	265,545
Darden Restaurants, Inc. Þ	4,064	74,331
International Game Technology	8,959	95,951
Marriott International, Inc., Class A Þ	8,552	143,588
McDonald's Corp.	32,546	1,912,077
Starbucks Corp. *	21,142	188,798
Starwood Hotels & Resorts Worldwide, Inc. Þ	5,403	91,095
Wyndham Worldwide Corp.	5,136	24,550
Wynn Resorts, Ltd. Þ	1,779	70,840
Yum! Brands, Inc.	13,564	365,414
		3,232,189
Household Durables 0.4%
Black & Decker Corp. Þ	1,735	73,633
Centex Corp. Þ	3,576	32,756
D.R. Horton, Inc. Þ	7,971	54,761
Fortune Brands, Inc.	4,338	163,976
Harman International Industries, Inc. Þ	1,694	25,495
KB Home Þ	2,178	25,330
Leggett & Platt, Inc.	4,652	67,919
Lennar Corp., Class A Þ	4,091	29,087
Newell Rubbermaid, Inc.	8,019	107,134
Pulte Homes, Inc. Þ	6,183	65,849
Snap-On, Inc. Þ	1,662	59,915
Stanley Works	2,274	72,291
Whirlpool Corp. Þ	2,154	84,825
		862,971
Internet & Catalog Retail 0.2%
Amazon.com, Inc. * Þ	9,244	394,719
Expedia, Inc. *	6,056	50,870
		445,589
Leisure Equipment & Products 0.1%
Eastman Kodak Co. Þ	7,769	58,811
Hasbro, Inc. Þ	3,633	97,365
	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products continued
Mattel, Inc.	10,433	$142,619
		298,795
Media 2.5%
CBS Corp., Class B Þ	19,676	131,042
Comcast Corp., Class A	84,448	1,464,328
DIRECTV Group, Inc. * Þ	15,805	347,868
Gannett Co., Inc. Þ	6,601	57,495
Interpublic Group of Cos. * Þ	13,788	56,393
McGraw-Hill Cos. Þ	9,191	229,775
Meredith Corp. Þ	1,048	16,915
New York Times Co., Class A Þ	3,370	25,410
News Corp., Class A	66,442	524,892
Omnicom Group, Inc.	9,226	261,003
Scripps Networks Interactive, Inc., Class A Þ	2,601	72,282
Time Warner, Inc. Þ	103,681	938,313
Viacom, Inc., Class B *	17,968	286,051
Walt Disney Co. Þ	54,301	1,222,858
Washington Post Co., Class B Þ	173	68,491
		5,703,116
Multiline Retail 0.7%
Big Lots, Inc. * Þ	2,374	41,592
Family Dollar Stores, Inc. Þ	4,043	112,314
J.C. Penney Co., Inc.	6,427	122,049
Kohl's Corp. * Þ	8,813	287,833
Macy's, Inc. Þ	12,170	90,301
Nordstrom, Inc. Þ	4,615	52,473
Sears Holdings Corp. * Þ	1,646	59,667
Target Corp.	21,839	737,285
		1,503,514
Specialty Retail 1.7%
Abercrombie & Fitch Co., Class A Þ	2,519	48,692
AutoNation, Inc. * Þ	3,118	26,628
AutoZone, Inc. * Þ	1,107	120,907
Bed Bath & Beyond, Inc. * Þ	7,536	152,906
Best Buy Co., Inc. Þ	9,775	202,440
GameStop Corp., Class A * Þ	4,727	103,285
Gap, Inc. Þ	13,588	176,916
Home Depot, Inc. Þ	49,151	1,135,880
Limited Brands, Inc.	8,259	76,891
Lowe's Cos.	42,415	876,294
Office Depot, Inc. *	7,958	15,677
RadioShack Corp. Þ	3,795	37,381
Sherwin-Williams Co. Þ	2,855	168,245
Staples, Inc.	20,576	357,199
Tiffany & Co. Þ	3,589	71,026
TJX Cos.	12,137	276,966
		3,847,333
	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	9,749	$174,507
Jones Apparel Group, Inc.	2,414	12,384
Liz Claiborne, Inc. Þ	2,743	7,818
Nike, Inc., Class B Þ	11,353	604,547
Polo Ralph Lauren Corp. Þ	1,645	71,064
VF Corp. Þ	2,521	131,823
		1,002,143
CONSUMER STAPLES 13.0%
Beverages 2.6%
Brown-Forman Corp., Class B	2,838	124,560
Coca-Cola Co.	57,526	2,696,243
Coca-Cola Enterprises, Inc.	9,176	84,235
Constellation Brands, Inc., Class A *	5,609	71,571
Dr. Pepper Snapple Group, Inc. *	7,341	118,484
Molson Coors Brewing Co., Class B	4,359	193,845
Pepsi Bottling Group, Inc.	3,952	71,492
PepsiCo, Inc.	45,304	2,568,737
		5,929,167
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	12,582	647,596
CVS Caremark Corp.	41,532	1,201,521
Kroger Co.	18,952	524,212
Safeway, Inc.	12,600	274,680
SUPERVALU, Inc.	6,147	73,211
Sysco Corp.	17,421	408,522
Wal-Mart Stores, Inc.	64,891	3,626,109
Walgreen Co. Þ	28,646	708,702
Whole Foods Market, Inc. Þ	4,060	42,955
		7,507,508
Food Products 1.8%
Archer Daniels Midland Co.	18,644	510,473
Campbell Soup Co. Þ	6,128	196,402
ConAgra Foods, Inc.	13,109	193,358
Dean Foods Co. *	4,409	64,195
General Mills, Inc.	9,729	614,581
H.J. Heinz Co. Þ	9,038	351,036
Hershey Co. Þ	4,796	172,656
J.M. Smucker Co.	3,414	154,893
Kellogg Co.	7,246	314,694
Kraft Foods, Inc., Class A	43,932	1,195,390
McCormick & Co., Inc.	3,732	111,101
Sara Lee Corp.	20,442	187,657
Tyson Foods, Inc., Class A	8,683	58,263
		4,124,699
Household Products 3.3%
Clorox Co. Þ	3,996	236,403
Colgate-Palmolive Co.	14,635	952,299
	Shares	Value
COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products continued
Kimberly-Clark Corp.	12,016	$694,405
Procter & Gamble Co. Þ	86,690	5,578,502
		7,461,609
Personal Products 0.1%
Avon Products, Inc.	12,319	259,931
Estee Lauder Cos., Class A Þ	3,323	92,712
		352,643
Tobacco 1.9%
Altria Group, Inc.	59,605	958,448
Lorillard, Inc. Þ	5,033	304,144
Philip Morris International, Inc.	59,648	2,514,760
Reynolds American, Inc. Þ	4,919	202,073
UST, Inc.	4,270	293,562
		4,272,987
ENERGY 14.2%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	8,920	310,684
BJ Services Co.	8,512	102,059
Cameron International Corp. * Þ	6,299	132,909
ENSCO International, Inc.	4,147	134,404
Halliburton Co.	25,375	446,600
Nabors Industries, Ltd. * Þ	8,107	117,551
National Oilwell Varco, Inc. *	12,078	341,687
Noble Corp. Þ	7,788	208,641
Rowan Companies, Inc.	3,270	56,734
Schlumberger, Ltd. Þ	34,715	1,761,439
Smith International, Inc.	6,251	182,779
Transocean, Inc.	9,232	617,436
Weatherford International, Ltd. *	19,697	251,531
		4,664,454
Oil, Gas & Consumable Fuels 12.2%
Anadarko Petroleum Corp. Þ	13,557	556,515
Apache Corp.	9,679	748,187
Cabot Oil & Gas Corp.	2,991	89,640
Chesapeake Energy Corp.	15,084	259,143
Chevron Corp.	59,453	4,697,382
ConocoPhillips Þ	43,981	2,309,882
Consol Energy, Inc.	5,301	153,570
Devon Energy Corp.	12,785	924,867
El Paso Corp. Þ	20,292	149,958
EOG Resources, Inc.	7,200	612,144
Exxon Mobil Corp.	150,307	12,047,106
Hess Corp.	8,191	442,642
Marathon Oil Corp.	20,418	534,543
Massey Energy Co.	2,447	38,222
Murphy Oil Corp.	5,511	242,760
Noble Energy, Inc.	4,998	261,295
Occidental Petroleum Corp.	23,645	1,280,140
	Shares	Value
COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.	7,870	$184,394
Pioneer Natural Resources Co. Þ	3,463	69,537
Range Resources Corp.	4,488	186,117
Southwestern Energy Co. *	9,931	341,328
Spectra Energy Corp.	17,792	289,298
Sunoco, Inc. Þ	3,382	134,401
Tesoro Corp. Þ	3,990	36,668
Valero Energy Corp.	15,139	277,801
Williams Cos. Þ	16,676	270,485
XTO Energy, Inc.	15,897	607,901
		27,745,926
FINANCIALS 13.4%
Capital Markets 2.4%
American Capital, Ltd. Þ	5,990	25,398
Ameriprise Financial, Inc.	6,278	115,892
Bank of New York Mellon Corp.	33,166	1,001,945
Charles Schwab Corp. Þ	26,996	494,837
E*TRADE Financial Corp. * Þ	15,547	20,988
Federated Investors, Inc., Class B	2,543	50,479
Franklin Resources, Inc. Þ	4,406	267,664
Goldman Sachs Group, Inc.	12,572	993,062
INVESCO, Ltd. Þ	11,192	140,460
Janus Capital Group, Inc. Þ	4,625	37,694
Legg Mason, Inc. Þ	4,102	73,918
Merrill Lynch & Co., Inc.	44,318	585,884
Morgan Stanley	32,093	473,372
Northern Trust Corp.	6,397	293,558
State Street Corp.	12,494	526,122
T. Rowe Price Group, Inc. Þ	7,488	256,164
		5,357,437
Commercial Banks 3.2%
BB&T Corp. Þ	15,901	476,553
Comerica, Inc. Þ	4,354	98,183
Fifth Third Bancorp Þ	16,713	159,776
First Horizon National Corp. Þ	5,838	62,408
Huntington Bancshares, Inc. Þ	10,596	84,768
KeyCorp. Þ	14,315	134,275
M&T Bank Corp. Þ	2,232	143,406
Marshall & Ilsley Corp. Þ	7,508	115,998
National City Corp. Þ	60,567	121,740
PNC Financial Services Group, Inc.	10,027	529,125
Regions Financial Corp. Þ	20,106	204,880
SunTrust Banks, Inc.	10,235	324,756
U.S. Bancorp	50,412	1,360,116
Wachovia Corp. °	62,474	351,104
Wells Fargo & Co. Þ °	107,549	3,107,091
Zions Bancorp Þ	3,318	105,811
		7,379,990

	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.8%
American Express Co.	33,551	$782,074
Capital One Financial Corp. Þ	10,873	374,140
Discover Financial Services Þ	13,872	141,910
MasterCard, Inc., Class A Þ	2,093	304,113
SLM Corp. * Þ	13,523	124,547
		1,726,784
Diversified Financial Services 3.6%
Bank of America Corp. Þ	145,130	2,358,362
CIT Group, Inc. Þ	8,258	27,582
Citigroup, Inc.	157,581	1,306,346
CME Group, Inc., Class A Þ	1,942	411,607
IntercontinentalExchange, Inc. * Þ	2,181	160,522
JPMorgan Chase & Co.	106,608	3,375,209
Leucadia National Corp. Þ	5,121	100,116
Moody's Corp. Þ	5,712	124,008
NASDAQ OMX Group, Inc. * Þ	3,934	84,581
NYSE Euronext Þ	7,698	183,289
		8,131,622
Insurance 2.4%
AFLAC, Inc.	13,781	638,060
Allstate Corp.	15,671	398,670
American International Group, Inc. Þ	77,811	156,400
AON Corp.	8,035	363,986
Assurant, Inc.	3,432	74,715
Chubb Corp.	10,434	535,890
Cincinnati Financial Corp. Þ	4,699	137,399
Genworth Financial, Inc., Class A	12,532	18,171
Hartford Financial Services Group, Inc. Þ	8,719	73,676
Lincoln National Corp.	7,432	102,041
Loews Corp.	10,479	287,020
Marsh & McLennan Cos.	14,843	378,496
MBIA, Inc. Þ	5,658	33,099
MetLife, Inc. Þ	22,042	633,928
Principal Financial Group, Inc.	7,500	103,575
Progressive Corp. Þ	19,549	293,626
Prudential Financial, Inc.	12,357	268,147
Torchmark Corp. Þ	2,524	91,243
Travelers Companies, Inc.	17,097	746,284
UnumProvident Corp.	9,998	148,970
XL Capital, Ltd., Class A Þ	9,572	48,147
		5,531,543
Real Estate Investment Trusts (REITs) 0.8%
Apartment Investment & Management Co., Class A Þ	2,478	28,423
AvalonBay Communities, Inc. Þ	2,230	135,294
Boston Properties, Inc. Þ	3,467	185,138
Developers Diversified Realty Corp. Þ	3,480	16,704
Equity Residential Þ	7,840	238,571
HCP, Inc.	7,282	150,519
	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Host Hotels & Resorts, Inc. Þ	15,033	$113,048
Kimco Realty Corp. Þ	6,571	92,980
Plum Creek Timber Co., Inc. Þ	4,952	176,242
ProLogis Þ	7,596	29,093
Public Storage, Inc. Þ	3,624	253,281
Simon Property Group, Inc. Þ	6,512	309,320
Vornado Realty Trust Þ	3,963	211,822
		1,940,435
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A * Þ	6,207	28,304

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc. Þ	15,039	251,301
People's United Financial, Inc. Þ	10,039	191,444
Sovereign Bancorp, Inc. Þ	15,727	38,846
		481,591
HEALTH CARE 14.0%
Biotechnology 2.0%
Amgen, Inc. *	30,618	1,700,524
Biogen Idec, Inc. *	8,400	355,404
Celgene Corp. *	13,164	685,844
Cephalon, Inc. Þ	1,967	144,535
Genzyme Corp. *	7,774	497,691
Gilead Sciences, Inc. *	26,621	1,192,355
		4,576,353
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	18,164	960,876
Becton, Dickinson & Co.	7,048	447,759
Boston Scientific Corp. *	43,426	267,938
C.R. Bard, Inc. Þ	2,875	235,836
Covidien, Ltd.	14,522	535,136
Dentsply International, Inc.	4,302	112,196
Hospira, Inc. *	4,614	138,558
Intuitive Surgical, Inc. * Þ	1,124	148,964
Medtronic, Inc.	32,651	996,509
St. Jude Medical, Inc. *	9,891	277,245
Stryker Corp.	7,159	278,628
Varian Medical Systems, Inc. * Þ	3,613	145,821
Zimmer Holdings, Inc. *	6,518	243,252
		4,788,718
Health Care Providers & Services 1.9%
Aetna, Inc.	13,647	297,778
AmerisourceBergen Corp.	4,586	143,771
Cardinal Health, Inc.	10,393	337,980
CIGNA Corp.	7,954	96,323
Coventry Health Care, Inc. *	4,286	53,446
DaVita, Inc. *	3,021	151,805
Express Scripts, Inc. * Þ	7,137	410,449
Humana, Inc. *	4,887	147,734
	Shares	Value
COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Laboratory Corp. of America Holdings * Þ	3,218	$203,893
McKesson Corp.	7,984	278,961
Medco Health Solutions, Inc. *	14,634	614,628
Patterson Companies, Inc. * Þ	2,636	49,610
Quest Diagnostics, Inc.	4,574	213,011
Tenet Healthcare Corp. * Þ	12,004	14,525
UnitedHealth Group, Inc.	35,237	740,329
WellPoint, Inc. *	14,797	526,773
		4,281,016
Health Care Technology 0.0%
IMS Health, Inc.	5,263	69,208

Life Sciences Tools & Services 0.4%
Life Technologies Corp. Þ	4,992	130,303
Millipore Corp. * Þ	1,597	80,904
PerkinElmer, Inc.	3,458	62,451
Thermo Fisher Scientific, Inc. * Þ	12,126	432,656
Waters Corp. * Þ	2,864	118,083
		824,397
Pharmaceuticals 7.6%
Abbott Laboratories Þ	44,610	2,337,118
Allergan, Inc.	8,899	335,314
Barr Pharmaceuticals, Inc. *	3,149	205,913
Bristol-Myers Squibb Co.	57,287	1,185,841
Eli Lilly & Co.	28,953	988,745
Forest Laboratories, Inc. *	8,822	213,316
Johnson & Johnson	80,868	4,737,247
King Pharmaceuticals, Inc. * Þ	7,133	68,548
Merck & Co., Inc.	62,000	1,656,640
Mylan Laboratories, Inc. * Þ	8,811	82,912
Pfizer, Inc.	195,074	3,205,066
Schering-Plough Corp.	47,042	790,776
Watson Pharmaceuticals, Inc. *	3,023	71,796
Wyeth	38,588	1,389,554
		17,268,786
INDUSTRIALS 11.0%
Aerospace & Defense 2.6%
Boeing Co.	21,422	913,220
General Dynamics Corp.	11,496	593,998
Goodrich Corp.	3,620	121,813
Honeywell International, Inc.	21,543	600,188
L-3 Communications Holdings, Inc.	3,514	236,035
Lockheed Martin Corp.	9,635	742,955
Northrop Grumman Corp.	9,768	400,000
Precision Castparts Corp.	4,033	252,869
Raytheon Co. Þ	12,065	588,772
Rockwell Collins Corp. Þ	4,613	157,211
United Technologies Corp.	27,907	1,354,327
		5,961,388

	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc. Þ	4,920	$251,314
Expeditors International of Washington, Inc. Þ	6,165	206,096
FedEx Corp. Þ	9,005	636,203
United Parcel Service, Inc., Class B Þ	29,175	1,680,480
		2,774,093
Airlines 0.1%
Southwest Airlines Co.	21,239	183,717

Building Products 0.0%
Masco Corp. Þ	10,418	99,804

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	9,807	105,327
Avery Dennison Corp. Þ	3,082	95,850
Cintas Corp. Þ	3,825	91,876
Pitney Bowes, Inc.	6,013	148,581
R.R. Donnelley & Sons Co.	6,077	77,543
Stericycle, Inc.	2,472	141,646
Waste Management, Inc.	14,193	414,436
		1,075,259
Construction & Engineering 0.2%
Fluor Corp.	5,180	235,897
Jacobs Engineering Group, Inc. *	3,543	158,620
		394,517
Electrical Equipment 0.5%
Cooper Industries, Inc.	5,035	121,545
Emerson Electric Co.	22,455	805,910
Rockwell Automation, Inc.	4,213	131,235
		1,058,690
Industrial Conglomerates 3.1%
3M Co. Þ	20,228	1,353,860
General Electric Co.	303,734	5,215,113
Textron, Inc. Þ	7,192	109,534
Tyco International, Ltd.	13,741	287,187
		6,965,694
Machinery 1.6%
Caterpillar, Inc.	17,615	722,039
Cummins, Inc.	5,866	150,052
Danaher Corp. Þ	7,384	410,846
Deere & Co.	12,357	430,147
Dover Corp.	5,436	162,156
Eaton Corp.	4,810	222,895
Flowserve Corp.	1,660	83,548
Illinois Tool Works, Inc. Þ	11,573	394,871
Ingersoll-Rand Co., Ltd., Class A	9,218	144,538
ITT Corp.	5,259	220,142
Manitowoc Co.	3,770	29,708
Paccar, Inc. Þ	10,515	293,053
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Pall Corp.	3,469	$95,432
Parker Hannifin Corp.	4,851	199,279
		3,558,706
Professional Services 0.1%
Equifax, Inc. Þ	3,711	94,445
Monster Worldwide, Inc. * Þ	3,588	41,154
Robert Half International, Inc. Þ	4,512	94,256
		229,855
Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	8,173	626,134
CSX Corp.	11,797	439,320
Norfolk Southern Corp. Þ	10,858	537,145
Ryder System, Inc. Þ	1,634	58,677
Union Pacific Corp.	14,735	737,339
		2,398,615
Trading Companies & Distributors 0.1%
Fastenal Co. Þ	3,739	143,989
W.W. Grainger, Inc. Þ	1,875	132,319
		276,308
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.5%
Ciena Corp. * Þ	2,614	19,343
Cisco Systems, Inc. *	170,944	2,827,414
Corning, Inc.	45,663	411,424
Harris Corp.	3,883	135,439
JDS Uniphase Corp. *	6,204	16,875
Juniper Networks, Inc. * Þ	15,729	273,370
Motorola, Inc. Þ	65,557	282,551
QUALCOMM, Inc.	47,487	1,594,138
Tellabs, Inc. * Þ	11,505	47,976
		5,608,530
Computers & Peripherals 4.3%
Apple, Inc. * Þ	25,636	2,375,688
Dell, Inc. *	50,438	563,393
EMC Corp. *	59,918	633,333
Hewlett-Packard Co. Þ	70,873	2,500,400
International Business Machines Corp.	39,207	3,199,291
Lexmark International, Inc., Class A * Þ	2,269	59,402
NetApp, Inc. * Þ	9,474	127,899
QLogic Corp. * Þ	3,796	40,314
SanDisk Corp. * Þ	6,511	52,088
Sun Microsystems, Inc. *	21,789	69,071
Teradata Corp. *	5,166	69,379
		9,690,258
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	10,347	194,834
Amphenol Corp., Class A	5,116	118,793
Jabil Circuit, Inc.	6,078	39,993
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Molex, Inc. Þ	4,128	$56,141
Tyco Electronics, Ltd.	13,668	225,249
		635,010
Internet Software & Services 1.3%
Akamai Technologies, Inc. *	4,894	60,049
eBay, Inc. * Þ	31,615	415,105
Google, Inc., Class A *	6,916	2,026,111
VeriSign, Inc. *	5,591	120,710
Yahoo!, Inc. * Þ	40,103	461,586
		3,083,561
IT Services 0.8%
Affiliated Computer Services, Inc., Class A *	2,815	113,867
Automatic Data Processing, Inc.	14,726	604,649
Cognizant Technology Solutions Corp., Class A *	8,439	162,029
Computer Sciences Corp. *	4,380	122,027
Convergys Corp. *	3,525	22,172
Fidelity National Information Services, Inc.	5,490	94,318
Fiserv, Inc. *	4,747	162,063
Paychex, Inc.	9,285	262,394
Total System Services, Inc.	5,721	81,639
Western Union Co.	21,100	279,997
		1,905,155
Office Electronics 0.1%
Xerox Corp.	25,241	176,434

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. * Þ	17,571	41,468
Altera Corp. Þ	8,705	128,051
Analog Devices, Inc. Þ	8,405	143,725
Applied Materials, Inc.	38,826	371,953
Broadcom Corp., Class A *	12,772	195,539
Intel Corp. Þ	162,692	2,245,150
KLA-Tencor Corp. Þ	5,013	94,294
Linear Technology Corp. Þ	6,411	127,899
LSI Corp. * Þ	18,625	49,915
MEMC Electronic Materials, Inc. *	6,537	98,186
Microchip Technology, Inc. Þ	5,328	98,568
Micron Technology, Inc. * Þ	22,023	60,343
National Semiconductor Corp.	5,642	62,062
Novellus Systems, Inc. * Þ	2,869	35,547
NVIDIA Corp. *	16,107	120,319
Teradyne, Inc. *	4,887	18,522
Texas Instruments, Inc.	37,935	590,648
Xilinx, Inc.	8,000	130,880
		4,613,069
Software 3.6%
Adobe Systems, Inc. *	15,351	355,529
Autodesk, Inc. * Þ	6,510	108,001
BMC Software, Inc. *	5,499	137,255
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
CA, Inc.	11,398	$191,942
Citrix Systems, Inc. *	5,278	140,712
Compuware Corp. *	7,376	46,838
Electronic Arts, Inc. *	9,226	175,848
Intuit, Inc. *	9,289	205,844
Microsoft Corp.	227,226	4,594,510
Novell, Inc. *	9,991	45,459
Oracle Corp. *	113,394	1,824,509
Salesforce.com, Inc. * Þ	3,011	86,175
Symantec Corp. * Þ	24,282	292,112
		8,204,734
MATERIALS 3.0%
Chemicals 1.9%
Air Products & Chemicals, Inc. Þ	6,130	292,769
CF Industries Holdings, Inc.	1,635	86,050
Dow Chemical Co. Þ	26,767	496,528
E.I. DuPont de Nemours & Co.	26,107	654,241
Eastman Chemical Co. Þ	2,099	69,057
Ecolab, Inc. Þ	5,080	195,021
International Flavors & Fragrances, Inc.	2,273	69,417
Monsanto Co.	15,916	1,260,547
PPG Industries, Inc.	4,749	208,576
Praxair, Inc. Þ	9,115	538,241
Rohm & Haas Co.	3,584	245,182
Sigma-Aldrich Corp. Þ	3,645	157,136
		4,272,765
Construction Materials 0.1%
Vulcan Materials Co. Þ	3,178	190,617

Containers & Packaging 0.1%
Ball Corp.	2,798	101,987
Bemis Co., Inc.	2,884	77,926
Pactiv Corp. *	3,789	94,687
Sealed Air Corp.	4,575	72,422
		347,022
Metals & Mining 0.7%
AK Steel Holding Corp. Þ	3,247	25,586
Alcoa, Inc. Þ	23,538	253,269
Allegheny Technologies, Inc. Þ	2,902	66,601
Freeport-McMoRan Copper & Gold, Inc. Þ	11,111	266,553
Newmont Mining Corp. Þ	13,216	444,718
NuCor Corp. Þ	9,161	326,865
Titanium Metals Corp. Þ	2,463	20,812
United States Steel Corp. Þ	3,400	103,360
		1,507,764
Paper & Forest Products 0.2%
International Paper Co. Þ	12,373	154,044
	Shares	Value
COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products continued
MeadWestvaco Corp. Þ	4,943	$57,635
Weyerhaeuser Co. Þ	6,114	230,009
		441,688
TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.6%
AT&T, Inc. Þ	170,534	4,870,451
CenturyTel, Inc. Þ	2,962	78,671
Embarq Corp.	4,124	134,607
Frontier Communications Corp. Þ	9,143	79,727
Qwest Communications International, Inc. Þ	42,954	137,453
Verizon Communications, Inc.	82,409	2,690,654
Windstream Corp. Þ	12,722	112,717
		8,104,280
Wireless Telecommunication Services 0.2%
American Tower Corp., Class A *	11,400	310,536
Sprint Nextel Corp.	82,596	230,443
		540,979
UTILITIES 4.2%
Electric Utilities 2.7%
Allegheny Energy, Inc.	4,887	172,267
American Electric Power Co., Inc. Þ	11,641	364,247
Consolidated Edison, Inc. Þ	7,906	319,323
Duke Energy Corp.	36,604	569,558
Edison International	9,428	314,895
Entergy Corp.	5,544	471,794
Exelon Corp.	19,022	1,069,227
FirstEnergy Corp.	8,821	516,734
FPL Group, Inc. Þ	11,821	576,392
Pepco Holdings, Inc.	6,244	112,330
Pinnacle West Capital Corp.	2,915	88,616
PPL Corp. Þ	10,837	367,266
Progress Energy, Inc. Þ	7,582	300,930
Southern Co. Þ	22,288	809,500
		6,053,079
Gas Utilities 0.1%
Nicor, Inc. Þ	1,307	53,300
Questar Corp.	5,017	161,497
		214,797
Independent Power Producers & Energy Traders 0.1%
AES Corp. *	19,468	149,709
Constellation Energy Group, Inc.	5,161	126,289
Dynegy, Inc., Class A * Þ	14,630	32,625
		308,623
Multi-Utilities 1.3%
Ameren Corp. Þ	6,083	216,433
CenterPoint Energy, Inc.	9,892	127,904
CMS Energy Corp. Þ	6,519	66,233
Dominion Resources, Inc. Þ	16,783	617,950
	Shares	Value
COMMON STOCKS continued
UTILITIES continued
Multi-Utilities continued
DTE Energy Co.	4,720	$175,537
Integrys Energy Group, Inc.	2,212	97,726
NiSource, Inc.	7,936	95,629
PG&E Corp.	10,376	394,703
Public Service Enterprise Group, Inc.	14,715	454,693
Sempra Energy	7,130	332,757
TECO Energy, Inc. Þ	6,156	80,028
Wisconsin Energy Corp. Þ	3,383	147,025
Xcel Energy, Inc. Þ	12,907	242,781
		3,049,399
Total Common Stocks (cost $228,675,496)		226,599,048

	Principal Amount	Value
SHORT-TERM INVESTMENTS 23.4%
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 0.85%, 12/04/2008 ƒ ß	$150,000	150,000
	Shares	Value
MUTUAL FUND SHARES 23.3%
Evergreen Institutional Money Market Fund, Class I, 2.09% q ø	109,810	109,810
State Street Navigator Securities Lending Prime Portfolio, 1.99% § ÞÞ	53,090,268	53,090,268
		53,200,078
Total Short-Term Investments (cost $53,350,057)		53,350,078
Total Investments (cost $282,025,553) 122.9%		279,949,126
Other Assets and Liabilities (22.9%)		(52,218,914)
Net Assets 100.0%		$227,730,212
*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. At November 30, 2008, the Fund owned shares of Wachovia Corporation with a cost basis of $6,066,590 and shares of Wells Fargo & Co. with a cost basis of $2,739,122. The Fund earned $6,188 of income from Wachovia Corporation for the six months ended November 30, 2008 and $32,412 of income from Wells Fargo & Co. for the period from October 3, 2008 to November 30, 2008, which is included in income from affiliates.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of November 30, 2008:

Information Technology	15.0%
Energy	14.3%
Health Care	14.1%
Financials	13.5%
Consumer Staples	13.1%
Industrials	11.0%
Consumer Discretionary	8.0%
Utilities	4.2%
Telecommunication Services	3.8%
Materials	3.0%
100.0%
Market Index Fund STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (unaudited)
Assets
Investments in securities, at value (cost $273,110,031) including $52,503,676 of securities loaned	$276,381,121
Investments in affiliates, at value (cost $8,915,522)	3,568,005
Total investments	279,949,126
Receivable for securities sold	146,387
Dividends receivable	746,475
Receivable for daily variation margin on open futures contracts	10,465
Receivable for securities lending income	44,682
Receivable from investment advisor	2,336
Total assets	280,899,471
Liabilities
Payable for securities purchased	46,226
Payable for securities on loan	53,090,268
Due to related parties	1,973
Trustees' fees and expenses payable	15,426
Custodian and accounting fees payable	5,655
Accrued expenses and other liabilities	9,711
Total liabilities	53,169,259
Net assets	$227,730,212
Net assets represented by
Paid-in capital	$186,453,399
Undistributed net investment income	12,953,446
Accumulated net realized gains on investments	30,404,806
Net unrealized losses on investments	(2,081,439)
Total net assets	$227,730,212
Shares outstanding (unlimited number of shares authorized)
Class I	26,789,084
Net asset value per share
Class I	$8.50
Market Index Fund STATEMENT OF OPERATIONS
Six Months Ended November 30, 2008 (unaudited)
Investment income
Dividends	$3,521,734
Securities lending	180,906
Income from affiliates	50,583
Interest	1,365
Total investment income	3,754,588
Expenses
Advisory fee	466,984
Administrative services fee	145,933
Transfer agent fees	31
Trustees' fees and expenses	2,977
Printing and postage expenses	4,899
Custodian and accounting fees	36,620
Registration and filing fees	941
Professional fees	17,051
Other	7,727
Total expenses	683,163
Less: Expense reductions	(632)
Fee waivers and expense reimbursements	(646,778)
Net expenses	35,753
Net investment income	3,718,835
Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(3,941,556)
Futures contracts	(402,706)
Net realized losses on investments	(4,344,262)
Net change in unrealized gains or losses on investments	(122,782,636)
Net realized and unrealized gains or losses on investments	(127,126,898)
Net decrease in net assets resulting from operations	$(123,408,063)
Market Index Fund STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008
Operations
Net investment income		$3,718,835		$9,425,929
Net realized gains or losses on investments		(4,344,262)		35,363,590
Net change in unrealized gains or losses on investments		(122,782,636)		(82,016,910)
Net decrease in net assets resulting from operations		(123,408,063)		(37,227,391)
Distributions to shareholders from
Net investment income		0		(9,035,174)
Net realized gains		0		(7,122,511)
Total distributions to shareholders		0		(16,157,685)
	Shares		Shares
Capital share transactions
Net asset value of shares issued in reinvestment of distributions	0	0	1,172,071	16,157,685
Payment for shares redeemed	0	0	(12,945,583)	(170,000,000)
Net increase (decrease) in net assets resulting from capital share transactions		0		(153,842,315)
Total decrease in net assets		(123,408,063)		(207,227,391)
Net assets
Beginning of period		351,138,275		558,365,666
End of period		$227,730,212		$351,138,275
Undistributed net investment income		$12,953,446		$9,234,611

Market Index Growth Fund FUND AT A GLANCE
as of November 30, 2008

Management Team

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2008. The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002
Class I
Class inception date	10/15/2002
6-month return	-38.24%
Average annual return
1-year	-39.70%
5-year	-3.10%
Since portfolio inception	0.71%
Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.
The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. . The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
The Fund's investment objective may be charged without a vote of the fund's shareholders.
"Russell 1000 Growth Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.
All data is as of November 30, 2008, and subject to change.
Market Index Growth Fund ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from  June 1, 2008 to November 30, 2008.

The example illustrates your fund's costs in two ways:

   Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would havebeen higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*
Actual
Class I	$1,000.00	$617.59	$0.12
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15
*Expenses are equal to the fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183/365 days.
Market Index Growth Fund FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months Ended November 30, 2008	Year Ended May 31,
Class I	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$15.01	$15.36	$13.44	$12.99	$12.77	$10.86
Income from investment operations
Net investment income (loss)	0.11	0.22	0.14	0.18	0.15	0.12
Net realized and unrealized gains or losses on investments	(5.85)	(0.23)	2.53	0.62	0.27	1.83
Total from investment operations	(5.74)	(0.01)	2.67	0.80	0.42	1.95
Distributions to shareholders from
Net investment income	0	(0.17)	(0.16)	(0.15)	(0.12)	(0.04)
Net realized gains	0	(0.17)	(0.59)	(0.20)	(0.08)	0
Total distributions to shareholders	0	(0.34)	(0.75)	(0.35)	(0.20)	(0.04)
Net asset value, end of period	$9.27	$15.01	$15.36	$13.44	$12.99	$12.77
Total return	(38.24)%	(0.14)%	20.34%	6.11%	3.28%	17.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$432,533	$729,526	$945,116	$721,771	$854,566	$678,560
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.03%[1]	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%[1]	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (loss)	1.56%[1]	1.21%	1.23%	1.12%	1.45%	1.03%
Portfolio turnover rate	20%	24%	18%	25%	15%	9%
1	Annualized

See Combined Notes to Financial Statements

Market Index Growth Fund SCHEDULE OF INVESTMENTS
November 30, 2008 (unaudited)
	Shares	Value
COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.2%
BorgWarner, Inc. Þ	9,910	$234,471
Gentex Corp. Þ	13,962	122,447
Goodyear Tire & Rubber Co. *	15,124	97,247
Johnson Controls, Inc.	8,819	155,743
Wabco Holdings, Inc.	6,413	95,297
		705,205
Automobiles 0.1%
Harley-Davidson, Inc. Þ	20,538	349,351
Thor Industries, Inc. Þ	1,028	16,078
		365,429
Distributors 0.0%
LKQ Corp. Þ *	13,245	138,013

Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	12,460	957,426
Brink's Home Security Holdings, Inc. *	3,967	79,340
DeVry, Inc. Þ	5,990	344,305
H&R Block, Inc. Þ	31,812	608,564
Hillenbrand, Inc.	6,104	97,176
ITT Educational Services, Inc. Þ *	3,796	341,944
Strayer Education, Inc. Þ	1,390	333,058
Weight Watchers International, Inc.	2,995	84,758
		2,846,571
Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp. Þ	678	2,983
Brinker International, Inc.	9,900	65,736
Burger King Holdings, Inc. Þ	7,842	168,681
Carnival Corp.	8,699	182,679
Chipotle Mexican Grill, Inc., Class A Þ *	3,224	159,846
Choice Hotels International, Inc. Þ	1,027	25,788
Darden Restaurants, Inc.	13,693	250,445
International Game Technology	30,270	324,192
Interval Leisure Group, Inc. *	465	2,464
Las Vegas Sands Corp. Þ *	10,321	53,360
Marriott International, Inc., Class A	28,897	485,181
McDonald's Corp.	100,520	5,905,550
MGM MIRAGE Þ *	11,413	136,728
Orient Express Hotels, Ltd. Þ	3,526	24,153
Panera Bread Co., Class A Þ *	2,593	115,233
Penn National Gaming, Inc. Þ	7,251	153,721
Scientific Games Corp., Class A * Þ	6,311	94,728
Starbucks Corp. *	71,178	635,619
Starwood Hotels & Resorts Worldwide, Inc. Þ	18,253	307,746
Tim Hortons, Inc. Þ	18,059	449,488
Wynn Resorts, Ltd. Þ	5,589	222,554
Yum! Brands, Inc.	46,317	1,247,780
		11,014,655

	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.1%
Garmin, Ltd. Þ *	12,525	$213,927
Harman International Industries, Inc.	4,244	63,872
NVR, Inc. * Þ	32	13,896
Pulte Homes, Inc. Þ	4,837	51,514
		343,209
Internet & Catalog Retail 0.4%
Amazon.com, Inc. * Þ	30,791	1,314,776
HSN, Inc. * Þ	465	1,739
IAC/InteractiveCorp. Þ	1,163	17,201
priceline.com, Inc. * Þ	3,766	259,854
Ticketmaster Entertainment, Inc. *	465	1,855
		1,595,425
Leisure Equipment & Products 0.0%
Hasbro, Inc. Þ	5,049	135,313

Media 1.9%
Central European Media Enterprises, Ltd., Class A * Þ	3,521	54,118
Clear Channel Outdoor Holdings, Inc. Þ *	3,092	22,633
Comcast Corp., Class A	80,052	1,388,102
CTC Media, Inc. Þ *	5,147	21,875
DIRECTV Group, Inc. Þ *	58,256	1,282,215
DISH Network Corp., Class A Þ	19,942	220,957
DreamWorks Animation SKG, Inc., Class A *	7,812	180,457
Interpublic Group of Cos. Þ *	39,498	161,547
John Wiley & Sons, Inc., Class A Þ	3,938	141,610
Lamar Advertising Co., Class A Þ *	7,523	111,867
Liberty Global, Inc., Class A Þ *	15,331	222,146
Liberty Media Corp. - Liberty Entertainment, Ser. A *	50,516	599,625
McGraw-Hill Cos. Þ	15,644	391,100
Morningstar, Inc. * Þ	1,578	50,812
News Corp., Class A	90,578	715,566
Omnicom Group, Inc.	28,968	819,505
Sirius XM Radio, Inc. * Þ	290,284	60,466
Time Warner Cable, Inc. *	7,563	153,529
Time Warner, Inc. Þ	38,834	351,448
Viacom, Inc., Class B *	51,355	817,572
Walt Disney Co. Þ	21,608	486,612
Warner Music Group Corp. Þ	1,378	4,106
		8,257,868
Multiline Retail 0.9%
Big Lots, Inc. * Þ	7,956	139,389
Dollar Tree Stores, Inc. Þ *	8,798	372,683
Family Dollar Stores, Inc. Þ	1,065	29,586
Kohl's Corp. Þ *	23,015	751,670
Nordstrom, Inc. Þ	17,792	202,295
Target Corp. Þ	71,397	2,410,363
		3,905,986

	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.6%
Abercrombie & Fitch Co., Class A Þ	8,452	$163,377
Advance Auto Parts, Inc.	9,316	282,834
American Eagle Outfitters, Inc.	11,829	113,558
AnnTaylor Stores Corp. *	2,130	9,564
AutoZone, Inc. * Þ	3,788	413,725
Bed Bath & Beyond, Inc. * Þ	20,835	422,742
Best Buy Co., Inc. Þ	32,653	676,244
CarMax, Inc. Þ *	21,381	162,710
Dick's Sporting Goods, Inc. * Þ	8,257	104,121
GameStop Corp., Class A Þ *	15,962	348,770
Gap, Inc.	23,512	306,126
Guess?, Inc.	5,897	78,017
Limited Brands, Inc. Þ	18,214	169,572
Lowe's Cos.	7,147	147,657
O'Reilly Automotive, Inc. * Þ	4,781	124,641
PETsMART, Inc.	12,448	218,462
Ross Stores, Inc. Þ	13,031	345,322
Sherwin-Williams Co. Þ	9,839	579,812
Staples, Inc.	58,350	1,012,956
Tiffany & Co. Þ	12,328	243,971
TJX Cos.	41,524	947,578
Urban Outfitters, Inc. * Þ	11,101	201,705
Williams-Sonoma, Inc. Þ	1,398	9,800
		7,083,264
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	33,369	597,305
Hanesbrands, Inc. Þ *	9,197	118,825
Nike, Inc., Class B	34,588	1,841,811
Phillips-Van Heusen Corp.	4,400	76,736
Polo Ralph Lauren Corp. Þ	5,482	236,823
		2,871,500
CONSUMER STAPLES 14.5%
Beverages 3.8%
Brown-Forman Corp., Class B	7,518	329,965
Central European Distribution Corp. *	3,982	94,134
Coca-Cola Co.	160,109	7,504,309
Hansen Natural Corp. Þ *	7,077	210,541
PepsiCo, Inc.	145,770	8,265,159
		16,404,108
Food & Staples Retailing 4.3%
Costco Wholesale Corp.	42,360	2,180,269
CVS Caremark Corp.	75,467	2,183,260
Kroger Co.	28,544	789,527
Sysco Corp.	58,725	1,377,101
Wal-Mart Stores, Inc.	177,028	9,892,325
Walgreen Co. Þ	89,479	2,213,711
Whole Foods Market, Inc. Þ	13,708	145,031
		18,781,224

	Shares	Value
COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.6%
Campbell Soup Co. Þ	10,649	$341,300
Dean Foods Co. *	10,333	150,449
General Mills, Inc.	2,784	175,865
H.J. Heinz Co.	17,101	664,203
Hershey Co. Þ	7,574	272,664
J.M. Smucker Co.	2,287	103,761
Kellogg Co.	13,958	606,196
McCormick & Co., Inc.	4,116	122,533
Tyson Foods, Inc., Class A	3,194	21,432
		2,458,403
Household Products 2.8%
Church & Dwight Co. Þ	6,500	386,360
Clorox Co. Þ	4,164	246,342
Colgate-Palmolive Co.	49,649	3,230,661
Energizer Holdings, Inc. Þ *	5,621	244,064
Kimberly-Clark Corp.	16,814	971,681
Procter & Gamble Co. Þ	109,340	7,036,029
		12,115,137
Personal Products 0.3%
Alberto-Culver Co.	1,105	23,724
Avon Products, Inc.	41,725	880,397
Bare Escentuals, Inc. * Þ	5,930	27,990
Estee Lauder Cos., Class A Þ	9,572	267,059
Herbalife, Ltd. Þ	6,366	113,187
NBTY, Inc. *	2,559	37,285
		1,349,642
Tobacco 2.7%
Altria Group, Inc.	153,165	2,462,893
Lorillard, Inc. Þ	8,911	538,492
Philip Morris International, Inc.	206,231	8,694,699
		11,696,084
ENERGY 9.3%
Energy Equipment & Services 3.9%
Atwood Oceanics, Inc. *	5,464	98,898
Baker Hughes, Inc.	30,116	1,048,940
Cameron International Corp. Þ *	21,184	446,982
Diamond Offshore Drilling, Inc. Þ	6,724	496,231
Dresser-Rand Group, Inc. *	8,409	140,514
ENSCO International, Inc.	13,167	426,742
FMC Technologies, Inc.	12,520	343,924
Global Industries, Ltd. Þ *	7,191	21,213
Halliburton Co.	85,293	1,501,157
Key Energy Services, Inc. *	2,046	9,719
Nabors Industries, Ltd. * Þ	3,881	56,275
National Oilwell Varco, Inc. *	40,592	1,148,348
Noble Corp. Þ	26,277	703,961
Oceaneering International, Inc. *	5,389	139,144
Oil States International, Inc. *	3,212	68,801
	Shares	Value
COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Patterson-UTI Energy, Inc.	9,331	$116,544
Pride International, Inc. *	11,761	190,646
Rowan Companies, Inc.	3,853	66,850
Schlumberger, Ltd. Þ	116,650	5,918,821
SEACOR Holdings, Inc. * Þ	236	15,607
Smith International, Inc.	21,094	616,789
Superior Energy Services, Inc. *	7,894	133,014
Tetra Technologies, Inc. *	7,292	35,147
Tidewater, Inc. Þ	266	10,502
Transocean, Inc.	31,177	2,085,118
Unit Corp. *	3,518	100,896
Weatherford International, Ltd. *	66,444	848,490
		16,789,273
Oil, Gas & Consumable Fuels 5.4%
Alpha Natural Resources, Inc. *	6,874	152,534
Arch Coal, Inc.	14,092	216,735
Cabot Oil & Gas Corp.	4,588	137,502
Chesapeake Energy Corp.	22,584	387,993
CNX Gas Corp. Þ *	2,700	83,889
Consol Energy, Inc.	17,870	517,694
Continental Resources, Inc. Þ *	2,909	56,871
Denbury Resources, Inc. *	24,051	229,206
El Paso Corp. Þ	14,695	108,596
Encore Aquisition Co. *	1,313	34,716
EOG Resources, Inc.	18,257	1,552,210
Exxon Mobil Corp.	95,570	7,659,936
Foundation Coal Holdings, Inc.	4,435	63,287
Frontier Oil Corp.	10,163	121,346
Frontline, Ltd. Þ	4,763	140,699
Helix Energy Solutions, Inc. Þ *	771	4,958
Hess Corp.	27,503	1,486,262
Holly Corp. Þ	4,174	75,925
Mariner Energy, Inc. *	6,266	68,863
Massey Energy Co.	7,878	123,054
Murphy Oil Corp. Þ	18,575	818,229
Noble Energy, Inc.	1,078	56,358
Occidental Petroleum Corp.	80,244	4,344,410
Patriot Coal Corp. * Þ	7,566	64,084
Peabody Energy Corp.	26,546	621,973
Petrohawk Energy Corp. * Þ	23,140	404,256
Plains Exploration & Production Co. *	9,586	221,916
Quicksilver Resources, Inc. * Þ	10,124	63,073
Range Resources Corp.	15,088	625,699
SandRidge Energy, Inc. Þ *	10,180	90,195
Southwestern Energy Co. *	33,434	1,149,127
St. Mary Land & Exploration Co. Þ	2,484	49,953
Sunoco, Inc. Þ	6,787	269,715
Tesoro Corp. Þ	3,918	36,006
W&T Offshore, Inc. Þ	2,949	41,286
	Shares	Value
COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Walter Industries, Inc.	5,450	$99,408
Whiting Petroleum Corp. *	4,138	158,485
Williams Cos. Þ	57,139	926,795
XTO Energy, Inc.	5,896	225,463
		23,488,707
FINANCIALS 4.5%
Capital Markets 1.5%
Affiliated Managers Group, Inc. * Þ	4,002	112,056
BlackRock, Inc. Þ	1,243	156,258
Charles Schwab Corp. Þ	91,354	1,674,519
E*TRADE Financial Corp. Þ *	7,277	9,824
Eaton Vance Corp. Þ	10,018	191,544
Federated Investors, Inc., Class B	8,532	169,360
Franklin Resources, Inc. Þ	8,016	486,972
GLG Partners, Inc. Þ	4,798	12,187
Goldman Sachs Group, Inc.	4,085	322,674
INVESCO, Ltd. Þ	4,776	59,939
Investment Technology Group, Inc. *	3,912	65,448
Janus Capital Group, Inc. Þ	14,802	120,636
Lazard, Ltd. Þ	7,392	231,074
MF Global, Ltd. * Þ	4,390	11,502
Morgan Stanley	6,387	94,208
Northern Trust Corp.	19,435	891,872
SEI Investments Co.	13,166	203,546
State Street Corp.	11,013	463,757
T. Rowe Price Group, Inc. Þ	25,391	868,626
TD Ameritrade Holding Corp. *	23,769	316,128
Waddell & Reed Financial, Inc., Class A	8,475	113,904
		6,576,034
Consumer Finance 1.3%
American Express Co. Þ	82,577	1,924,870
MasterCard, Inc., Class A Þ	7,106	1,032,502
SLM Corp. * Þ	40,440	372,452
Visa, Inc., Class A Þ	43,769	2,300,499
		5,630,323
Diversified Financial Services 0.4%
CME Group, Inc., Class A Þ	4,622	979,633
IntercontinentalExchange, Inc. * Þ	6,900	507,840
MSCI, Inc., Class A *	4,303	66,395
NASDAQ OMX Group, Inc. * Þ	7,203	154,865
NYSE Euronext Þ	15,598	371,388
		2,080,121
Insurance 0.6%
AFLAC, Inc.	46,475	2,151,792
Axis Capital Holdings, Ltd.	3,389	85,776
Brown & Brown, Inc.	2,692	53,571
Erie Indemnity Co., Class A	250	9,360
Philadelphia Consolidated Holding Co. *	1,958	120,319
	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Prudential Financial, Inc.	7,295	$158,302
TransAtlantic Holdings, Inc.	633	25,092
W.R. Berkley Corp.	715	20,327
		2,624,539
Real Estate Investment Trusts (REITs) 0.5%
Apartment Investment & Management Co., Class A Þ	2,720	31,198
Camden Property Trust Þ	3,289	87,060
Digital Realty Trust, Inc. Þ	4,782	130,836
Essex Property Trust, Inc. Þ	542	46,867
Federal Realty Investment Trust Þ	1,690	97,750
General Growth Properties, Inc. Þ	11,688	16,129
HCP, Inc.	2,903	60,005
Health Care REIT, Inc. Þ	1,124	42,712
Kilroy Realty Corp. Þ	285	8,684
Macerich Co. Þ	7,308	98,366
Nationwide Health Properties, Inc.	867	19,620
Plum Creek Timber Co., Inc. Þ	5,454	194,108
Rayonier, Inc. Þ	943	31,496
Simon Property Group, Inc. Þ	21,975	1,043,812
Taubman Centers, Inc. Þ	5,164	123,110
Ventas, Inc. Þ	2,231	51,268
		2,083,021
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A Þ *	5,840	26,630
Forest City Enterprises, Inc., Class A Þ	7,257	43,252
St. Joe Co. * Þ	7,594	200,558
		270,440
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	770	32,933
Freddie Mac Þ	57,983	68,420
Hudson City Bancorp, Inc. Þ	17,612	294,296
Tree.com, Inc. * Þ	77	141
		395,790
HEALTH CARE 14.8%
Biotechnology 3.2%
Abraxis BioScience, Inc. *	673	39,243
Amylin Pharmaceuticals, Inc. * Þ	13,402	99,309
Biogen Idec, Inc. *	28,383	1,200,885
BioMarin Pharmaceutical, Inc. Þ *	9,635	164,084
Celgene Corp. *	42,615	2,220,241
Cephalon, Inc. Þ *	6,623	486,658
Gen-Probe, Inc. *	5,280	194,568
Genentech, Inc. *	45,414	3,478,712
Genzyme Corp. *	26,136	1,673,227
Gilead Sciences, Inc. Þ *	90,191	4,039,655
Vertex Pharmaceuticals, Inc. Þ *	14,641	360,022
		13,956,604
	Shares	Value
COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.3%
Advanced Medical Optics, Inc. Þ *	4,357	$25,314
Baxter International, Inc.	61,340	3,244,886
Beckman Coulter, Inc.	4,967	216,462
Becton, Dickinson & Co.	23,863	1,516,016
Boston Scientific Corp. *	9,509	58,671
C.R. Bard, Inc.	9,706	796,183
Dentsply International, Inc. Þ	14,552	379,516
Edwards Lifesciences Corp. * Þ	5,363	266,917
Hill-Rom Holdings, Inc. Þ	829	17,028
Hologic, Inc. Þ *	12,508	175,862
Hospira, Inc. *	2,240	67,267
IDEXX Laboratories, Inc. Þ *	5,896	182,245
Intuitive Surgical, Inc. * Þ	3,784	501,494
Inverness Medical Innovations, Inc. *	3,838	67,434
Kinetic Concepts, Inc. Þ *	5,527	119,604
Medtronic, Inc.	109,800	3,351,096
ResMed, Inc. *	7,554	274,512
St. Jude Medical, Inc. *	33,205	930,736
Stryker Corp. Þ	30,076	1,170,558
Varian Medical Systems, Inc. * Þ	12,282	495,702
Zimmer Holdings, Inc. *	15,210	567,637
		14,425,140
Health Care Providers & Services 2.3%
Aetna, Inc.	30,478	665,030
AmerisourceBergen Corp.	1,921	60,223
Cardinal Health, Inc.	26,099	848,739
CIGNA Corp.	3,816	46,212
Community Health Systems, Inc. *	2,117	27,648
Coventry Health Care, Inc. *	3,025	37,722
DaVita, Inc. *	8,517	427,979
Express Scripts, Inc. Þ *	20,577	1,183,383
Health Management Associates, Inc., Class A Þ *	15,745	22,988
Health Net, Inc. *	566	5,100
Henry Schein, Inc. *	8,190	292,629
Humana, Inc. *	9,397	284,071
Laboratory Corp. of America Holdings Þ *	10,882	689,484
Lincare Holdings, Inc. Þ *	6,520	156,024
McKesson Corp.	19,465	680,107
Medco Health Solutions, Inc. *	49,537	2,080,554
Omnicare, Inc. Þ	760	18,324
Patterson Companies, Inc. * Þ	11,863	223,262
Pediatrix Medical Group, Inc. *	3,944	122,737
Quest Diagnostics, Inc.	12,699	591,392
Tenet Healthcare Corp. * Þ	26,514	32,082
UnitedHealth Group, Inc.	44,329	931,352
VCA Antech, Inc. * Þ	8,247	157,105
Wellcare Group, Inc. * Þ	4,078	36,539
WellPoint, Inc. *	4,990	177,644
		9,798,330

	Shares	Value
COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 0.1%
Cerner Corp. * Þ	6,609	$237,792
HLTH Corp. *	5,152	48,274
IMS Health, Inc.	3,865	50,824
WebMD Health Corp., Class A * Þ	760	14,577
		351,467
Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc. Þ *	3,024	68,947
Covance, Inc. Þ *	6,146	240,186
Illumina, Inc. Þ *	11,992	263,944
Life Technologies Corp. Þ *	10,233	267,070
Millipore Corp. * Þ	5,386	272,855
PerkinElmer, Inc.	5,174	93,442
Pharmaceutical Product Development, Inc.	10,446	275,148
Techne Corp.	3,778	234,274
Thermo Fisher Scientific, Inc. * Þ	13,902	496,023
Waters Corp. *	9,787	403,518
		2,615,407
Pharmaceuticals 5.3%
Abbott Laboratories	150,891	7,905,179
Allergan, Inc.	29,820	1,123,618
Barr Pharmaceuticals, Inc. *	3,127	204,474
Bristol-Myers Squibb Co.	176,710	3,657,897
Eli Lilly & Co.	9,283	317,014
Endo Pharmaceuticals Holdings, Inc. *	10,662	234,457
Forest Laboratories, Inc. *	2,592	62,675
Fresenius Kabi Pharmaceuticals Holding, Inc. *	2,511	1,607
Johnson & Johnson	72,467	4,245,117
Merck & Co., Inc.	60,023	1,603,815
Mylan Laboratories, Inc. * Þ	5,477	51,539
Perrigo Co. Þ	7,616	262,067
Schering-Plough Corp.	158,528	2,664,856
Sepracor, Inc. * Þ	10,538	123,927
Warner Chilcott, Ltd., Class A Þ *	8,974	118,905
Watson Pharmaceuticals, Inc. *	5,044	119,795
		22,696,942
INDUSTRIALS 13.1%
Aerospace & Defense 3.2%
Alliant Techsystems, Inc. * Þ	1,397	114,833
BE Aerospace, Inc. *	9,013	73,726
Boeing Co.	73,471	3,132,069
Goodrich Corp.	12,229	411,506
Honeywell International, Inc.	72,500	2,019,850
L-3 Communications Holdings, Inc.	9,295	624,345
Lockheed Martin Corp.	32,151	2,479,164
Northrop Grumman Corp.	8,528	349,222
Precision Castparts Corp.	13,619	853,911
Raytheon Co.	15,013	732,634
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Rockwell Collins Corp. Þ	15,716	$535,601
United Technologies Corp.	54,237	2,632,122
		13,958,983
Air Freight & Logistics 1.2%
C.H. Robinson Worldwide, Inc. Þ	16,674	851,708
Expeditors International of Washington, Inc. Þ	20,854	697,149
United Parcel Service, Inc., Class B Þ	66,873	3,851,885
UTi Worldwide, Inc.	8,796	94,293
		5,495,035
Airlines 0.1%
AMR Corp. * Þ	13,709	120,365
Copa Holdings SA, Class A	2,139	47,422
Delta Air Lines, Inc. * Þ	14,441	127,225
		295,012
Building Products 0.0%
Lennox International, Inc.	4,561	126,066
USG Corp. Þ *	3,624	34,247
		160,313
Commercial Services & Supplies 0.6%
Brink's Co.	3,967	86,362
Copart, Inc. *	6,180	164,821
Corrections Corporation of America *	10,831	195,933
Covanta Holding Corp. * Þ	11,793	235,270
IHS, Inc., Class A *	4,233	153,615
Pitney Bowes, Inc.	18,347	453,354
Republic Services, Inc. Þ	14,016	336,384
Stericycle, Inc. *	8,429	482,982
Waste Management, Inc.	13,625	397,850
		2,506,571
Construction & Engineering 0.6%
AECOM Technology Corp. *	8,859	234,675
Fluor Corp.	17,345	789,891
Foster Wheeler, Ltd. *	14,093	313,710
Jacobs Engineering Group, Inc. Þ *	11,909	533,166
KBR, Inc. Þ	13,463	185,386
Quanta Services, Inc. *	13,059	212,339
Shaw Group, Inc. * Þ	8,105	149,132
URS Corp. *	1,486	56,409
		2,474,708
Electrical Equipment 1.2%
Ametek, Inc.	10,431	364,355
Cooper Industries, Inc.	12,947	312,541
Emerson Electric Co.	76,337	2,739,735
First Solar, Inc. * Þ	4,367	545,176
General Cable Corp. Þ *	5,157	85,142
Hubbell, Inc., Class B	2,388	71,401
Rockwell Automation, Inc.	14,347	446,909
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Roper Industries, Inc. Þ	8,741	$400,076
SunPower Corp., Class A * Þ	8,050	279,576
		5,244,911
Industrial Conglomerates 1.3%
3M Co. Þ	68,859	4,608,733
Carlisle Cos. Þ	650	13,800
McDermott International, Inc. *	22,142	215,884
Textron, Inc.	24,369	371,140
Tyco International, Ltd.	24,471	511,444
		5,721,001
Machinery 2.6%
AGCO Corp. * Þ	6,511	160,301
Bucyrus International, Inc. Þ	7,321	142,979
Caterpillar, Inc.	60,143	2,465,262
Cummins, Inc.	19,859	507,993
Danaher Corp. Þ	17,525	975,091
Deere & Co.	42,135	1,466,719
Donaldson Co., Inc. Þ	7,616	260,620
Dover Corp.	16,201	483,276
Eaton Corp.	7,274	337,077
Flowserve Corp.	2,552	128,442
Graco, Inc. Þ	5,922	127,086
Harsco Corp.	8,238	207,186
IDEX Corp. Þ	7,156	164,588
Illinois Tool Works, Inc. Þ	2,338	79,773
Ingersoll-Rand Co., Ltd., Class A	5,361	84,060
ITT Corp.	13,465	563,645
John Bean Technologies Corp.	2,704	23,606
Joy Global, Inc. Þ	10,584	246,501
Kennametal, Inc.	1,585	29,639
Lincoln Electric Holdings, Inc. Þ	2,849	130,171
Manitowoc Co. Þ	12,712	100,171
Oshkosh Corp. Þ	5,078	35,546
Paccar, Inc. Þ	35,701	994,987
Pall Corp.	11,993	329,927
Parker Hannifin Corp.	16,399	673,671
SPX Corp.	5,222	194,885
Timken Co.	412	5,978
Toro Co. Þ	3,472	98,744
Valmont Industries, Inc. Þ	1,850	102,305
		11,120,229
Marine 0.0%
Kirby Corp. Þ *	5,273	134,092

Professional Services 0.3%
Corporate Executive Board Co.	3,334	76,882
Dun & Bradstreet Corp.	3,863	309,040
Equifax, Inc. Þ	6,750	171,787
FTI Consulting, Inc. Þ *	4,903	268,881
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Professional Services continued
Manpower, Inc.	590	$18,573
Monster Worldwide, Inc. * Þ	11,690	134,084
Robert Half International, Inc. Þ	13,975	291,938
		1,271,185
Road & Rail 1.7%
Burlington Northern Santa Fe Corp.	27,519	2,108,230
Con-Way, Inc.	731	20,446
CSX Corp.	39,568	1,473,512
Hertz Global Holdings, Inc. Þ *	1,735	6,055
J.B. Hunt Transport Services, Inc. Þ	7,975	213,810
Kansas City Southern * Þ	7,279	159,556
Landstar System, Inc. Þ	5,156	165,714
Norfolk Southern Corp. Þ	10,617	525,223
Ryder System, Inc.	1,849	66,398
Union Pacific Corp.	50,523	2,528,171
		7,267,115
Trading Companies & Distributors 0.3%
Fastenal Co. Þ	12,626	486,227
GATX Corp. Þ	538	15,145
MSC Industrial Direct Co., Class A Þ	4,327	149,757
W.W. Grainger, Inc. Þ	7,480	527,864
Wesco International, Inc. *	3,019	44,651
		1,223,644
INFORMATION TECHNOLOGY 27.1%
Communications Equipment 4.2%
Brocade Communications Systems, Inc. *	5,185	16,696
Ciena Corp. * Þ	8,512	62,989
Cisco Systems, Inc. *	577,550	9,552,677
CommScope, Inc. * Þ	6,829	77,099
Corning, Inc.	153,981	1,387,369
EchoStar Corp. Þ *	295	5,036
F5 Networks, Inc. Þ *	8,008	199,399
Harris Corp.	13,170	459,370
JDS Uniphase Corp. *	10,967	29,830
Juniper Networks, Inc. Þ *	51,325	892,028
QUALCOMM, Inc.	158,262	5,312,855
		17,995,348
Computers & Peripherals 7.5%
Apple, Inc. * Þ	86,198	7,987,969
Dell, Inc. *	177,514	1,982,831
Diebold, Inc.	5,378	150,584
EMC Corp. *	141,078	1,491,194
Hewlett-Packard Co. Þ	241,036	8,503,750
International Business Machines Corp. Þ	134,287	10,957,819
NCR Corp. *	14,756	223,996
NetApp, Inc. Þ *	33,587	453,425
SanDisk Corp. * Þ	4,329	34,632
Seagate Technology, Inc.	22,936	96,561
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Teradata Corp. *	8,609	$115,619
Western Digital Corp. *	21,646	264,081
		32,262,461
Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	35,691	672,062
Amphenol Corp., Class A	17,146	398,130
Arrow Electronics, Inc. *	816	11,261
Avnet, Inc. *	6,441	91,720
AVX Corp. Þ	401	3,505
Dolby Laboratories, Inc., Class A *	4,931	147,042
Flir Systems, Inc. Þ *	13,426	416,475
Itron, Inc. * Þ	3,338	158,154
Jabil Circuit, Inc.	9,857	64,859
Mettler-Toledo International, Inc. *	3,396	279,321
Molex, Inc. Þ	3,748	50,973
National Instruments Corp. Þ	5,539	133,545
Tech Data Corp. *	734	12,801
Trimble Navigation, Ltd. * Þ	11,865	241,571
		2,681,419
Internet Software & Services 2.5%
Akamai Technologies, Inc. *	16,449	201,829
eBay, Inc. Þ *	108,493	1,424,513
Equinix, Inc. Þ *	3,197	145,176
Google, Inc., Class A *	23,155	6,783,489
Sohu.com, Inc. * Þ	2,769	134,407
VeriSign, Inc. * Þ	19,037	411,009
Yahoo!, Inc. * Þ	134,738	1,550,834
		10,651,257
IT Services 2.1%
Accenture, Ltd., Class A	58,392	1,808,984
Affiliated Computer Services, Inc., Class A *	2,430	98,294
Alliance Data Systems Corp. * Þ	6,578	284,893
Automatic Data Processing, Inc.	50,687	2,081,208
Broadridge Financial Solutions, Inc.	13,695	156,123
Cognizant Technology Solutions Corp., Class A Þ *	28,245	542,304
DST Systems, Inc. Þ *	3,549	134,188
Fidelity National Information Services, Inc.	4,330	74,389
Fiserv, Inc. *	16,028	547,196
Genpact, Ltd. *	5,648	44,789
Global Payments, Inc.	7,778	281,330
Hewitt Associates, Inc., Class A *	9,523	272,167
Iron Mountain, Inc. Þ *	17,494	380,145
Lender Processing Services, Inc.	2,165	47,760
Metavante Technologies, Inc.	8,779	151,613
NeuStar, Inc., Class A *	7,583	145,215
Paychex, Inc. Þ	31,639	894,118
SAIC, Inc. *	3,028	53,898
Total System Services, Inc.	15,986	228,120
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Unisys Corp. *	19,192	$12,859
Western Union Co.	72,348	960,058
		9,199,651
Office Electronics 0.0%
Zebra Technologies Corp., Class A * Þ	5,937	125,627

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. * Þ	7,413	17,495
Altera Corp.	29,311	431,165
Analog Devices, Inc. Þ	28,366	485,059
Applied Materials, Inc.	132,345	1,267,865
Atmel Corp. *	27,792	77,818
Broadcom Corp., Class A *	50,264	769,542
Cree, Inc. Þ *	3,621	57,501
Cypress Semiconductor Corp. Þ	14,721	54,909
Integrated Device Technology, Inc. *	7,536	38,961
Intel Corp. Þ	483,871	6,677,420
International Rectifier Corp. *	1,560	18,236
Intersil Corp., Class A	4,127	37,391
KLA-Tencor Corp. Þ	15,563	292,740
Lam Research Corp. Þ *	11,181	225,856
Linear Technology Corp. Þ	21,692	432,755
LSI Corp. Þ *	47,242	126,609
Marvell Technology Group, Ltd. *	47,425	275,065
MEMC Electronic Materials, Inc. *	22,267	334,450
Microchip Technology, Inc. Þ	18,083	334,535
Micron Technology, Inc. Þ *	9,298	25,477
National Semiconductor Corp.	22,426	246,686
Novellus Systems, Inc. *	2,939	36,414
NVIDIA Corp. *	54,237	405,150
ON Semiconductor Corp. * Þ	39,842	116,339
Rambus, Inc. * Þ	10,210	105,265
Silicon Laboratories, Inc. Þ *	4,762	99,812
Teradyne, Inc. *	10,518	39,863
Texas Instruments, Inc.	129,326	2,013,606
Varian Semiconductor Equipment Associates, Inc. * Þ	7,249	133,382
Xilinx, Inc. Þ	27,304	446,693
		15,624,059
Software 6.6%
Activision Blizzard, Inc. * Þ	58,027	678,916
Adobe Systems, Inc. *	51,997	1,204,250
Amdocs, Ltd. *	8,126	152,688
Ansys, Inc. *	8,279	238,932
Autodesk, Inc. * Þ	21,845	362,409
BMC Software, Inc. *	18,675	466,128
CA, Inc.	17,733	298,624
Citrix Systems, Inc. *	17,945	478,414
Compuware Corp. *	15,017	95,358
Electronic Arts, Inc. *	31,132	593,376
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
FactSet Research Systems, Inc. Þ	4,175	$167,000
Intuit, Inc. *	31,385	695,492
McAfee, Inc. *	13,283	402,873
Microsoft Corp.	784,916	15,871,001
Novell, Inc. *	15,492	70,489
Nuance Communications, Inc. * Þ	18,133	166,461
Oracle Corp. *	380,777	6,126,702
Red Hat, Inc. * Þ	18,638	172,401
Salesforce.com, Inc. * Þ	10,279	294,185
VMware, Inc., Class A * Þ	4,055	78,464
		28,614,163
MATERIALS 3.6%
Chemicals 2.6%
Air Products & Chemicals, Inc. Þ	20,597	983,713
Airgas, Inc.	8,095	289,396
Albemarle Corp.	8,943	181,811
Ashland, Inc.	575	5,491
Celanese Corp., Ser. A Þ	12,198	140,887
CF Industries Holdings, Inc.	5,512	290,096
Chemtura Corp.	1,918	3,203
Ecolab, Inc.	17,060	654,933
FMC Corp.	2,831	123,715
Huntsman Corp. Þ	1,713	12,248
International Flavors & Fragrances, Inc.	7,871	240,380
Intrepid Potash, Inc. * Þ	1,910	36,672
Monsanto Co.	53,654	4,249,397
Mosaic Co.	15,182	460,774
Nalco Holding Co.	12,802	146,071
PPG Industries, Inc.	1,765	77,519
Praxair, Inc.	30,614	1,807,757
Rohm & Haas Co. Þ	10,946	748,816
Scotts Miracle-Gro Co., Class A	3,330	107,759
Sigma-Aldrich Corp. Þ	6,642	286,336
Terra Industries, Inc.	9,986	146,894
Valhi, Inc. Þ	222	3,108
		10,996,976
Construction Materials 0.1%
Eagle Materials, Inc. Þ	3,784	79,464
Martin Marietta Materials, Inc. Þ	3,742	327,949
		407,413
Containers & Packaging 0.1%
AptarGroup, Inc. Þ	1,237	41,365
Ball Corp.	1,434	52,269
Crown Holdings, Inc. *	15,693	251,873
Greif, Inc., Class A	3,258	108,003
Owens-Illinois, Inc. *	4,662	94,266
Packaging Corporation of America Þ	2,365	35,309
		583,085

	Shares	Value
COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.8%
AK Steel Holding Corp. Þ	10,952	$86,302
Alcoa, Inc.	61,921	666,270
Allegheny Technologies, Inc. Þ	9,885	226,861
Carpenter Technology Corp.	286	4,765
Century Aluminum Co. * Þ	1,686	13,741
Cliffs Natural Resources, Inc.	11,097	263,554
Newmont Mining Corp. Þ	42,685	1,436,350
NuCor Corp.	6,586	234,988
Schnitzer Steel Industries, Inc., Class A Þ	272	7,344
Southern Copper Corp. Þ	21,506	295,922
Steel Dynamics, Inc.	4,319	35,675
Titanium Metals Corp. Þ	1,540	13,013
United States Steel Corp. Þ	10,899	331,330
		3,616,115
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
Embarq Corp.	7,256	236,836
Frontier Communications Corp. Þ	7,038	61,371
Level 3 Communications, Inc. Þ *	151,734	142,676
Qwest Communications International, Inc. Þ	73,085	233,872
Windstream Corp. Þ	21,778	192,953
		867,708
Wireless Telecommunication Services 0.5%
American Tower Corp., Class A *	38,774	1,056,204
Clearwire Corp. * Þ	5,864	38,820
Crown Castle International Corp. *	5,716	80,424
Leap Wireless International, Inc. Þ *	453	9,060
MetroPCS Communications, Inc. Þ *	23,817	348,681
NII Holdings, Inc. *	16,383	318,485
SBA Communications Corp., Class A *	10,624	167,753
Telephone & Data Systems, Inc.	4,321	140,216
U.S. Cellular Corp. *	679	26,773
		2,186,416
UTILITIES 2.1%
Electric Utilities 1.2%
Allegheny Energy, Inc.	16,429	579,122
DPL, Inc. Þ	855	17,801
Entergy Corp.	13,256	1,128,086
Exelon Corp.	32,069	1,802,599
Mirant Corp. * Þ	11,618	200,062
NRG Energy, Inc. * Þ	8,696	206,008
NV Energy, Inc.	6,038	57,240
PPL Corp. Þ	36,472	1,236,036
		5,226,954
Gas Utilities 0.2%
Energen Corp.	1,325	40,810
	Shares	Value
COMMON STOCKS continued
UTILITIES continued
Gas Utilities continued
Equitable Resources, Inc.	12,795	$426,969
Questar Corp.	6,421	206,692
		674,471
Independent Power Producers & Energy Traders 0.3%
AES Corp. *	65,684	505,110
Calpine Corp. Þ *	34,614	310,142
Constellation Energy Group, Inc.	15,958	390,492
		1,205,744
Multi-Utilities 0.4%
CenterPoint Energy, Inc.	20,316	262,686
Public Service Enterprise Group, Inc.	49,717	1,536,255
		1,798,941
Total Common Stocks (cost $478,613,446)		427,439,781
EXCHANGE TRADED FUND 0.8%
iShares Russell 1000 Growth Index Fund Þ (cost $4,355,557)	95,590	3,496,682

	Principal Amount	Value
SHORT-TERM INVESTMENTS 25.8%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.10%, 02/19/2009-02/26/2009 ß ƒ	$115,000	114,990
0.75%, 01/29/2009 ß ƒ	25,000	24,999
1.64%, 12/11/2008 ß ƒ	50,000	50,000
		189,989
	Shares	Value
MUTUAL FUND SHARES 25.7%
Evergreen Institutional Money Market Fund, Class I, 2.09% q ø	121,699	121,699
State Street Navigator Securities Lending Prime Portfolio, 1.99% § ÞÞ	110,984,807	110,984,807
		111,106,506
Total Short-Term Investments (cost $111,296,415)		111,296,495
Total Investments (cost $594,265,418) 125.4%		542,232,958
Other Assets and Liabilities (25.4%)		(109,699,887)
Net Assets 100.0%		$432,533,071
Þ	All or a portion of this security is on loan.
*	Non-income producing security
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of November 30, 2008:

Information Technology	27.2%
Health Care	14.8%
Consumer Staples	14.6%
Industrials	13.2%
Energy	9.3%
Consumer Discretionary	9.1%
Financials	4.6%
Materials	3.6%
Utilities	2.1%
Telecommunication Services	0.7%
Other	0.8%
100.0%
Market Index Growth Fund STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (unaudited)
Assets
Investments in securities, at value (cost $594,143,719) including $108,541,811 of securities loaned	$542,111,259
Investments in affiliated money market fund, at value (cost $121,699)	121,699
Total investments	542,232,958
Receivable for securities sold	575,105
Dividends receivable	940,890
Receivable for daily variation margin on open futures contracts	15,015
Receivable for securities lending income	86,271
Receivable from investment advisor	3,963
Total assets	543,854,202
Liabilities
Payable for securities purchased	278,403
Payable for securities on loan	110,984,807
Due to related parties	3,834
Trustees' fees and expenses payable	23,233
Accrued expenses and other liabilities	30,854
Total liabilities	111,321,131
Net assets	$432,533,071
Net assets represented by
Paid-in capital	$430,088,215
Undistributed net investment income	14,753,374
Accumulated net realized gains on investments	40,024,993
Net unrealized losses on investments	(52,333,511)
Total net assets	$432,533,071
Shares outstanding (unlimited number of shares authorized)
Class I	46,677,729
Net asset value per share
Class I	$9.27
Market Index Growth Fund STATEMENT OF OPERATIONS
Six Months Ended November 30, 2008 (unaudited)
Investment income
Dividends (net of foreign withholding taxes of $63)	$4,345,194
Securities lending	336,395
Income from affiliate	6,533
Interest	627
Total investment income	4,688,749
Expenses
Advisory fee	947,809
Administrative services fee	296,190
Transfer agent fees	13
Trustees' fees and expenses	2,325
Printing and postage expenses	5,911
Custodian and accounting fees	70,377
Registration and filing fees	2,372
Professional fees	17,268
Interest expense	113
Other	8,885
Total expenses	1,351,263
Less: Expense reductions	(1,376)
Fee waivers and expense reimbursements	(1,277,209)
Net expenses	72,678
Net investment income	4,616,071
Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(4,633,853)
Futures contracts	(101,639)
Net realized losses on investments	(4,735,492)
Net change in unrealized gains or losses on investments	(271,873,847)
Net realized and unrealized gains or losses on investments	(276,609,339)
Net decrease in net assets resulting from operations	$(271,993,268)
Market Index Growth Fund STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008
Operations
Net investment income		$4,616,071		$10,261,326
Net realized gains or losses on investments		(4,735,492)		45,127,926
Net change in unrealized gains or losses on investments		(271,873,847)		(60,979,242)
Net decrease in net assets resulting from operations		(271,993,268)		(5,589,990)
Distributions to shareholders from
Net investment income		0		(9,948,993)
Net realized gains		0		(9,731,411)
Total distributions to shareholders		0		(19,680,404)
	Shares		Shares
Capital share transactions
Net asset value of shares issued in reinvestment of distributions	0	0	1,275,847	19,680,404
Payment for shares redeemed	(1,931,994)	(25,000,000)	(14,190,483)	(210,000,000)
Net decrease in net assets resulting from capital share transactions		(25,000,000)		(190,319,596)
Total decrease in net assets		(296,993,268)		(215,589,990)
Net assets
Beginning of period		729,526,339		945,116,329
End of period		$432,533,071		$729,526,339
Undistributed net investment income		$14,753,374		$10,137,303

Market Index Value Fund FUND AT A GLANCE
as of November 30, 2008

Management Team

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Manager:
William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2008. The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002
Class I
Class inception date	10/15/2002
6-month return	-34.80%
Average annual return
1-year	-38.25%
5-year	0.14%
Since portfolio inception	3.72%
Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors? shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.
The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.
The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).
The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
"Russell 1000 Value Index" is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.
The fund's investment objective may be changed without a vote of the fund's shareholders.
All data is as of November 30, 2008, and subject to change.
Market Index Value Fund ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from  June 1, 2008 to November 30, 2008.

The example illustrates your fund's costs in two ways:

   Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would havebeen higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period*
Actual
Class I	$1,000.00	$652.04	$0.12
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.92	$0.15
*Expenses are equal to the fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 183/365 days.
Market Index Value Fund FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months Ended November 30, 2008	Year Ended May 31,
Class I	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$12.99	$15.67	$15.75	$14.83	$13.23	$11.14
Income from investment operations
Net investment income (loss)	0.20	0.38	0.39 [1]	0.64	0.35	0.28
Net realized and unrealized gains or losses on investments	(4.72)	(2.26)	3.26	1.18	1.69	1.91
Total from investment operations	(4.52)	(1.88)	3.65	1.82	2.04	2.19
Distributions to shareholders from
Net investment income	0	(0.30)	(0.38)	(0.34)	(0.28)	(0.10)
Net realized gains	0	(0.50)	(3.35)	(0.56)	(0.16)	0
Total distributions to shareholders	0	(0.80)	(3.73)	(0.90)	(0.44)	(0.10)
Net asset value, end of period	$8.47	$12.99	$15.67	$15.75	$14.83	$13.23
Total return	(34.80)%	(12.25)%	25.57%	12.53%	15.51%	19.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$416,595	$656,058	$839,657	$505,681	$818,284	$708,489
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.03%[2]	0.03%	0.03%	0.03%	0.03%	0.02%
Expenses excluding waivers/reimbursements and expense reductions	0.46%[2]	0.46%	0.46%	0.46%	0.45%	0.46%
Net investment income (loss)	3.40%[2]	2.66%	2.56%	2.63%	2.54%	2.41%
Portfolio turnover rate	22%	27%	17%	27%	16%	10%
1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Combined Notes to Financial Statements

Market Index Value Fund SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2008
	Shares	Value
COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 7.8%
Auto Components 0.3%
Autoliv, Inc.	6,767	$129,182
BorgWarner, Inc.	1,373	32,485
Federal-Mogul Corp. * Þ	2,115	11,188
Goodyear Tire & Rubber Co. *	7,999	51,434
Johnson Controls, Inc.	46,868	827,689
TRW Automotive Holdings Corp. * Þ	4,676	16,647
		1,068,625
Automobiles 0.2%
Ford Motor Co. * Þ	201,922	543,170
General Motors Corp. Þ	45,400	237,896
Harley-Davidson, Inc. Þ	2,468	41,981
Thor Industries, Inc. Þ	2,329	36,425
		859,472
Distributors 0.1%
Genuine Parts Co.	15,258	597,351

Diversified Consumer Services 0.1%
Career Education Corp. Þ *	8,342	154,160
Service Corporation International	24,322	141,554
Weight Watchers International, Inc.	499	14,122
		309,836
Hotels, Restaurants & Leisure 0.4%
Boyd Gaming Corp. Þ	4,652	20,469
Carnival Corp.	32,335	679,035
Choice Hotels International, Inc. Þ	1,857	46,629
International Speedway Corp., Class A	3,020	78,369
Interval Leisure Group, Inc. *	2,990	15,847
McDonald's Corp.	9,818	576,808
MGM MIRAGE Þ *	682	8,170
Orient Express Hotels, Ltd. Þ	547	3,747
Royal Caribbean Cruises, Ltd. Þ	12,843	120,981
Wyndham Worldwide Corp.	16,474	78,746
		1,628,801
Household Durables 0.8%
Black & Decker Corp.	5,694	241,653
Centex Corp.	11,505	105,386
D.R. Horton, Inc. Þ	29,419	202,109
Fortune Brands, Inc.	14,314	541,069
Harman International Industries, Inc.	1,376	20,709
Jarden Corp. Þ *	6,330	78,998
KB Home Þ	7,033	81,794
Leggett & Platt, Inc. Þ	14,623	213,496
Lennar Corp., Class A Þ	12,697	90,276
M.D.C. Holdings, Inc.	3,190	98,890
Mohawk Industries, Inc. *	5,199	159,817
Newell Rubbermaid, Inc.	25,790	344,554
NVR, Inc. Þ *	356	154,593
Pulte Homes, Inc. Þ	15,168	161,539
Snap-On, Inc.	5,369	193,552
	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Stanley Works	7,300	$232,067
Toll Brothers, Inc. *	12,136	241,871
Whirlpool Corp. Þ	6,997	275,542
		3,437,915
Internet & Catalog Retail 0.1%
Expedia, Inc. *	19,329	162,364
HSN, Inc. Þ *	2,990	11,183
IAC/InteractiveCorp. Þ	7,474	110,540
Liberty Media Holding Corp. - Interactive, Ser. A *	55,309	145,463
Ticketmaster Entertainment, Inc. *	2,990	11,930
		441,480
Leisure Equipment & Products 0.2%
Eastman Kodak Co. Þ	26,843	203,202
Hasbro, Inc. Þ	6,669	178,729
Mattel, Inc.	33,708	460,788
		842,719
Media 3.2%
Ascent Media Corp., Ser. A *	1,310	26,200
Cablevision Systems Corp., Class A Þ	20,646	302,670
CBS Corp., Class B	54,929	365,827
Clear Channel Outdoor Holdings, Inc. Þ *	831	6,083
Comcast Corp., Class A	184,899	3,206,149
Discover Communications Inc., Ser. C *	26,193	396,300
E.W. Scripps Co., Class A Þ	2,694	7,893
Gannett Co., Inc. Þ	21,299	185,514
Hearst-Argyle Television, Inc. Þ	2,125	17,043
Interpublic Group of Cos. Þ *	6,330	25,890
Liberty Global, Inc., Class A Þ *	16,013	232,028
McClatchy Co., Class A	1	2
McGraw-Hill Cos. Þ	15,022	375,550
Meredith Corp. Þ	3,671	59,250
New York Times Co., Class A Þ	13,391	100,968
News Corp., Class A	129,426	1,022,465
Omnicom Group, Inc.	2,237	63,285
Regal Entertainment Group, Class A Þ	7,433	68,161
Scripps Networks Interactive, Inc., Class A Þ	8,086	224,710
Time Warner Cable, Inc. *	7,263	147,439
Time Warner, Inc. Þ	296,282	2,681,352
Viacom, Inc., Class B *	3,178	50,594
Virgin Media, Inc. Þ	27,380	129,507
Walt Disney Co. Þ	156,860	3,532,487
Warner Music Group Corp. Þ	3,896	11,610
Washington Post Co., Class B	573	226,851
		13,465,828
Multiline Retail 0.4%
Family Dollar Stores, Inc. Þ	11,996	333,249
J.C. Penney Co., Inc. Þ	20,659	392,314
Kohl's Corp. Þ *	6,848	223,656
	Shares	Value
COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multiline Retail continued
Macy's, Inc. Þ	39,244	$291,190
Saks, Inc. * Þ	13,446	57,952
Sears Holdings Corp. * Þ	5,496	199,230
Target Corp.	5,435	183,486
		1,681,077
Specialty Retail 1.9%
American Eagle Outfitters, Inc.	4,852	46,579
AnnTaylor Stores Corp. *	3,470	15,580
AutoNation, Inc. Þ *	10,709	91,455
Barnes & Noble, Inc.	3,369	53,163
Bed Bath & Beyond, Inc. *	4,268	86,598
Foot Locker, Inc. Þ	14,415	97,013
Gap, Inc.	22,942	298,705
Home Depot, Inc.	157,405	3,637,630
Limited Brands, Inc.	9,179	85,456
Lowe's Cos.	129,358	2,672,536
O'Reilly Automotive, Inc. * Þ	7,958	207,465
Office Depot, Inc. *	25,436	50,109
OfficeMax, Inc. Þ	7,071	38,537
Penske Automotive Group, Inc. Þ	3,793	28,751
RadioShack Corp. Þ	12,219	120,357
Signet Jewelers, Ltd.	7,942	62,186
Staples, Inc.	9,809	170,284
Williams-Sonoma, Inc. Þ	7,486	52,477
		7,814,881
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	8,065	41,373
Liz Claiborne, Inc. Þ	8,828	25,160
Phillips-Van Heusen Corp.	593	10,342
VF Corp. Þ	8,131	425,170
		502,045
CONSUMER STAPLES 9.5%
Beverages 1.3%
Brown-Forman Corp., Class B	2,529	110,998
Coca-Cola Co.	63,820	2,991,243
Coca-Cola Enterprises, Inc.	29,654	272,224
Constellation Brands, Inc., Class A Þ *	17,227	219,817
Dr. Pepper Snapple Group, Inc. *	23,610	381,065
Molson Coors Brewing Co., Class B	10,760	478,497
Pepsi Bottling Group, Inc.	12,777	231,136
PepsiAmericas, Inc.	5,408	90,638
PepsiCo, Inc. Þ	8,863	502,532
		5,278,150
Food & Staples Retailing 1.5%
BJ's Wholesale Club, Inc. Þ *	5,564	199,080
CVS Caremark Corp.	61,239	1,771,644
Kroger Co.	34,327	949,485
Rite Aid Corp. * Þ	47,339	24,616
	Shares	Value
COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Safeway, Inc.	40,794	$889,309
SUPERVALU, Inc.	19,771	235,473
Wal-Mart Stores, Inc.	40,331	2,253,697
Walgreen Co.	7,011	173,452
		6,496,756
Food Products 2.8%
Archer Daniels Midland Co.	59,973	1,642,061
Bunge, Ltd. Þ	11,320	480,647
Campbell Soup Co. Þ	10,185	326,429
ConAgra Foods, Inc.	42,192	622,332
Corn Products International, Inc.	6,904	189,169
Dean Foods Co. *	2,809	40,899
Del Monte Foods Co.	18,374	108,774
General Mills, Inc.	28,552	1,803,630
H.J. Heinz Co.	13,062	507,328
Hershey Co. Þ	7,101	255,636
Hormel Foods Corp.	6,619	175,801
J.M. Smucker Co.	8,882	402,976
Kellogg Co.	9,990	433,866
Kraft Foods, Inc., Class A Þ	136,903	3,725,131
McCormick & Co., Inc.	6,562	195,351
Sara Lee Corp.	65,783	603,888
Smithfield Foods, Inc. * Þ	10,865	73,991
Tyson Foods, Inc., Class A	24,372	163,536
		11,751,445
Household Products 3.2%
Clorox Co. Þ	8,871	524,808
Kimberly-Clark Corp.	22,954	1,326,512
Procter & Gamble Co. Þ	176,589	11,363,502
		13,214,822
Personal Products 0.0%
Alberto-Culver Co.	7,106	152,566
NBTY, Inc. *	2,517	36,672
		189,238
Tobacco 0.7%
Altria Group, Inc.	49,155	790,412
Lorillard, Inc. Þ	7,711	465,976
Reynolds American, Inc. Þ	15,953	655,349
UST, Inc. Þ	13,769	946,619
		2,858,356
ENERGY 17.6%
Energy Equipment & Services 0.4%
BJ Services Co.	27,370	328,166
ENSCO International, Inc.	901	29,201
Exterran Holdings, Inc. Þ *	6,113	107,283
Global Industries, Ltd. Þ *	3,887	11,467
Helmerich & Payne, Inc.	9,717	246,423
Hercules Offshore, Inc. Þ *	8,276	48,166
	Shares	Value
COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Key Energy Services, Inc. *	9,721	$46,175
Nabors Industries, Ltd. Þ *	22,523	326,583
Oil States International, Inc. *	1,555	33,308
Patterson-UTI Energy, Inc.	5,494	68,620
Pride International, Inc. *	4,422	71,681
Rowan Companies, Inc.	6,817	118,275
SEACOR Holdings, Inc. * Þ	1,717	113,545
Tidewater, Inc. Þ	4,618	182,319
Unit Corp. *	1,041	29,856
		1,761,068
Oil, Gas & Consumable Fuels 17.2%
Anadarko Petroleum Corp.	43,600	1,789,780
Apache Corp.	31,070	2,401,711
Cabot Oil & Gas Corp.	5,256	157,522
Chesapeake Energy Corp.	32,270	554,399
Chevron Corp. Þ	192,644	15,220,802
Cimarex Energy Co. Þ	7,716	218,903
ConocoPhillips	143,659	7,544,971
Devon Energy Corp.	41,554	3,006,016
El Paso Corp.	51,414	379,949
Encore Aquisition Co. *	3,713	98,172
EOG Resources, Inc.	5,735	487,590
Exxon Mobil Corp.	401,068	32,145,600
Forest Oil Corp. * Þ	8,266	144,242
Helix Energy Solutions, Inc. Þ *	7,803	50,173
Marathon Oil Corp.	65,936	1,726,204
Mariner Energy, Inc. *	2,208	24,266
Newfield Exploration Co. *	12,271	277,079
Noble Energy, Inc.	15,013	784,880
Overseas Shipholding Group, Inc.	2,098	77,752
Petrohawk Energy Corp. * Þ	1,332	23,270
Pioneer Natural Resources Co. Þ	11,134	223,571
Plains Exploration & Production Co. *	881	20,395
Spectra Energy Corp.	58,952	958,560
St. Mary Land & Exploration Co.	3,363	67,630
Sunoco, Inc. Þ	4,419	175,611
Teekay Shipping Corp. Þ	3,933	64,462
Tesoro Corp. Þ	9,095	83,583
Valero Energy Corp.	49,223	903,242
XTO Energy, Inc.	45,908	1,755,522
		71,365,857
FINANCIALS 23.3%
Capital Markets 3.0%
Allied Capital Corp. Þ	16,643	38,945
American Capital, Ltd. Þ	18,897	80,123
Ameriprise Financial, Inc.	20,691	381,956
Bank of New York Mellon Corp.	106,532	3,218,332
BlackRock, Inc. Þ	440	55,312
	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
E*TRADE Financial Corp. Þ *	32,230	$43,511
Franklin Resources, Inc.	6,717	408,058
Goldman Sachs Group, Inc.	32,823	2,592,689
INVESCO, Ltd. Þ	31,560	396,078
Investment Technology Group, Inc. *	346	5,789
Janus Capital Group, Inc. Þ	1,061	8,647
Jefferies Group, Inc. Þ	11,720	145,797
Legg Mason, Inc. Þ	12,961	233,557
Merrill Lynch & Co., Inc.	142,405	1,882,594
MF Global, Ltd. Þ *	4,889	12,809
Morgan Stanley	97,034	1,431,251
Northern Trust Corp.	1,989	91,275
Raymond James Financial, Inc. Þ	8,900	195,533
State Street Corp.	29,248	1,231,633
		12,453,889
Commercial Banks 6.0%
Associated Banc-Corp.	11,864	257,805
BancorpSouth, Inc.	7,671	170,603
Bank of Hawaii Corp.	4,464	199,139
BB&T Corp.	50,931	1,526,402
BOK Financial Corp. Þ	2,073	96,166
City National Corp. Þ	3,731	163,716
Comerica, Inc. Þ	14,016	316,061
Commerce Bancshares, Inc.	5,772	252,891
Cullen/Frost Bankers, Inc.	5,475	296,800
Fifth Third Bancorp Þ	46,801	447,418
First Citizens Bancshares, Inc., Class A	563	79,130
First Horizon National Corp. Þ	18,791	200,876
Fulton Financial Corp. Þ	16,206	180,211
Huntington Bancshares, Inc. Þ	34,108	272,864
KeyCorp Þ	45,846	430,035
M&T Bank Corp. Þ	6,122	393,339
Marshall & Ilsley Corp. Þ	24,140	372,963
National City Corp. Þ	189,627	381,150
PNC Financial Services Group, Inc. Þ	32,211	1,699,774
Popular, Inc. Þ	26,174	163,588
Regions Financial Corp. Þ	64,712	659,415
SunTrust Banks, Inc. Þ	32,907	1,044,139
Synovus Financial Corp. Þ	26,163	217,676
TCF Financial Corp. Þ	11,780	196,726
U.S. Bancorp Þ	162,111	4,373,755
Valley National Bancorp Þ	12,462	240,890
Wachovia Corp. °	201,141	1,130,412
Wells Fargo & Co. Þ °	307,597	8,886,477
Whitney Holding Corp. Þ	5,973	104,707
Wilmington Trust Corp.	6,267	151,599
Zions Bancorp Þ	10,739	342,467
		25,249,194

	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.5%
American Express Co.	15,095	$351,864
AmeriCredit Corp. Þ *	10,730	78,866
Capital One Financial Corp. Þ	34,944	1,202,423
Discover Financial Services Þ	44,643	456,698
SLM Corp. * Þ	4,957	45,654
Student Loan Corp.	367	13,898
		2,149,403
Diversified Financial Services 6.0%
Bank of America Corp.	467,274	7,593,202
CIT Group, Inc. Þ	26,322	87,915
Citigroup, Inc. Þ	507,053	4,203,469
CME Group, Inc., Class A Þ	1,842	390,412
JPMorgan Chase & Co.	364,316	11,534,245
Leucadia National Corp. Þ	16,537	323,298
Liberty Media Corp. - Capital, Ser. A Þ	10,380	34,358
Moody's Corp. Þ	18,346	398,292
NASDAQ OMX Group, Inc. Þ *	5,729	123,174
NYSE Euronext Þ	9,823	233,886
		24,922,251
Insurance 5.0%
Alleghany Corp. *	475	125,875
Allied World Assurance Co. Holdings, Ltd.	4,549	160,853
Allstate Corp.	51,297	1,304,996
American International Group, Inc.	216,367	434,898
American National Insurance Co.	1,465	108,146
AON Corp.	25,861	1,171,503
Arch Capital Group, Ltd. *	4,283	290,345
Arthur J. Gallagher & Co. Þ	8,643	214,346
Assurant, Inc.	11,011	239,709
Axis Capital Holdings, Ltd.	10,626	268,944
Brown & Brown, Inc.	8,210	163,379
Chubb Corp.	34,040	1,748,294
Cincinnati Financial Corp. Þ	13,570	396,787
CNA Financial Corp. Þ	2,556	35,171
Conseco, Inc. *	17,198	57,957
Endurance Specialty Holdings, Ltd.	4,866	130,993
Erie Indemnity Co., Class A	2,739	102,548
Everest Re Group, Ltd.	5,768	452,557
Fidelity National Financial, Inc. Þ	19,922	245,638
First American Corp.	8,616	206,956
Genworth Financial, Inc., Class A	40,316	58,458
Hartford Financial Services Group, Inc.	29,311	247,678
HCC Insurance Holdings, Inc.	10,739	250,326
Lincoln National Corp.	24,151	331,593
Loews Corp.	29,238	800,829
Markel Corp. Þ *	925	284,900
Marsh & McLennan Cos.	47,647	1,214,998
MBIA, Inc. Þ	19,911	116,479
	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Mercury General Corp. Þ	2,477	$112,679
MetLife, Inc.	40,707	1,170,733
Nationwide Financial Services, Inc., Class A Þ	4,299	218,389
Old Republic International Corp.	21,469	220,272
OneBeacon Insurance Group, Ltd. Þ	2,251	24,536
PartnerRe, Ltd.	5,055	353,648
Philadelphia Consolidated Holding Co. *	3,464	212,863
Principal Financial Group, Inc.	24,113	333,001
Progressive Corp. Þ	63,101	947,777
Protective Life Corp.	6,503	60,608
Prudential Financial, Inc.	33,455	725,973
Reinsurance Group of America, Inc.	5,491	222,935
RenaissanceRe Holdings, Ltd.	5,704	268,830
StanCorp Financial Group, Inc.	4,560	151,894
The Hanover Insurance Group, Inc.	4,787	193,012
Torchmark Corp. Þ	8,364	302,359
TransAtlantic Holdings, Inc.	1,909	75,673
Travelers Companies, Inc.	56,320	2,458,368
Unitrin, Inc. Þ	3,835	73,402
Universal American Financial Corp.	7,329	150,171
UnumProvident Corp.	32,258	480,644
W.R. Berkley Corp.	12,672	360,265
Wesco Financial Corp.	125	37,125
White Mountains Insurance Group, Ltd.	824	222,480
XL Capital, Ltd., Class A Þ	30,811	154,979
		20,697,772
Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	2,988	132,309
AMB Property Corp. Þ	9,125	157,133
Annaly Capital Management, Inc.	50,081	719,664
Apartment Investment & Management Co., Class A Þ	5,767	66,148
AvalonBay Communities, Inc.	7,169	434,943
Boston Properties, Inc. Þ	11,149	595,357
Brandywine Realty Trust	8,159	40,142
BRE Properties, Inc.	4,485	131,680
Camden Property Trust Þ	1,817	48,096
CapitalSource, Inc. Þ	18,106	94,332
CBL & Associates Properties, Inc. Þ	6,177	25,140
Developers Diversified Realty Corp. Þ	11,156	53,549
Digital Realty Trust, Inc. Þ	2,144	58,660
Douglas Emmett, Inc. Þ	11,296	115,219
Duke Realty Corp. Þ	13,662	112,165
Equity Residential Þ	25,194	766,653
Essex Property Trust, Inc. Þ	1,862	161,007
Federal Realty Investment Trust Þ	3,866	223,609
General Growth Properties, Inc. Þ	9,993	13,790
HCP, Inc.	20,672	427,290
Health Care REIT, Inc. Þ	8,404	319,352
Hospitality Properties Trust	8,750	100,275
	Shares	Value
COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Host Hotels & Resorts, Inc. Þ	48,639	$365,765
HRPT Properties Trust	20,997	57,952
iStar Financial, Inc. Þ	12,518	16,899
Kilroy Realty Corp. Þ	2,777	84,615
Kimco Realty Corp. Þ	20,085	284,203
Liberty Property Trust	8,635	165,101
Mack-Cali Realty Corp.	6,118	116,058
Nationwide Health Properties, Inc. Þ	8,149	184,412
Plum Creek Timber Co., Inc. Þ	10,741	382,272
ProLogis Þ	24,416	93,513
Public Storage, Inc. Þ	11,784	823,584
Rayonier, Inc. Þ	6,407	213,994
Regency Centers Corp. Þ	6,513	231,928
SL Green Realty Corp. Þ	5,436	103,067
UDR, Inc. Þ	11,943	180,698
Ventas, Inc. Þ	10,088	231,822
Vornado Realty Trust	12,675	677,479
Weingarten Realty Investors Þ	6,927	98,779
		9,108,654
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	10,423	47,529
Jones Lang LaSalle, Inc. Þ	2,966	70,680
St. Joe Co. * Þ	1,378	36,393
		154,602
Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	7,839	144,708
Capitol Federal Financial	1,315	56,243
Fannie Mae	99,128	114,988
Freddie Mac Þ	4,999	5,899
Hudson City Bancorp, Inc. Þ	31,573	527,585
MGIC Investment Corp. Þ	11,648	31,683
New York Community Bancorp, Inc. Þ	31,930	416,686
People's United Financial, Inc. Þ	32,223	614,493
Sovereign Bancorp, Inc. Þ	41,324	102,070
TFS Financial Corp. Þ	9,687	124,284
Tree.com, Inc. * Þ	498	911
Washington Federal, Inc.	8,176	138,093
Webster Financial Corp. Þ	4,889	73,335
		2,350,978
HEALTH CARE 12.4%
Biotechnology 1.3%
Amgen, Inc. *	101,398	5,631,645

Health Care Equipment & Supplies 0.9%
Advanced Medical Optics, Inc. Þ *	664	3,858
Beckman Coulter, Inc.	1,124	48,984
Boston Scientific Corp. *	130,299	803,945
Cooper Cos. Þ	4,190	56,146
Covidien, Ltd.	46,529	1,714,593
	Shares	Value
COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Hill-Rom Holdings, Inc. Þ	5,018	$103,070
Hologic, Inc. Þ *	11,915	167,525
Hospira, Inc. *	12,684	380,900
Inverness Medical Innovations, Inc. *	3,570	62,725
Zimmer Holdings, Inc. *	7,072	263,927
		3,605,673
Health Care Providers & Services 1.4%
Aetna, Inc.	16,120	351,738
AmerisourceBergen Corp.	13,167	412,785
Brookdale Senior Living, Inc. Þ	3,352	13,643
Cardinal Health, Inc.	8,376	272,388
CIGNA Corp.	22,519	272,705
Community Health Systems, Inc. *	6,946	90,715
Coventry Health Care, Inc. *	11,244	140,213
DaVita, Inc. *	1,638	82,309
Health Management Associates, Inc., Class A Þ *	7,658	11,181
Health Net, Inc. *	9,454	85,181
Henry Schein, Inc. *	605	21,617
Humana, Inc. *	6,808	205,806
Lifepoint Hospitals, Inc. Þ *	5,049	101,283
Lincare Holdings, Inc. Þ *	607	14,525
McKesson Corp.	7,283	254,468
Omnicare, Inc. Þ	9,200	221,812
Pediatrix Medical Group, Inc. *	637	19,823
Quest Diagnostics, Inc.	2,637	122,805
Tenet Healthcare Corp. * Þ	19,367	23,434
UnitedHealth Group, Inc.	72,210	1,517,132
Universal Health Services, Inc., Class B	4,396	163,311
WellPoint, Inc. *	44,253	1,575,407
		5,974,281
Health Care Technology 0.1%
HLTH Corp. *	12,193	114,249
IMS Health, Inc.	13,207	173,672
		287,921
Life Sciences Tools & Services 0.3%
Charles River Laboratories International, Inc. Þ *	3,465	79,002
Life Technologies Corp. Þ	5,724	149,396
PerkinElmer, Inc.	6,098	110,130
Thermo Fisher Scientific, Inc. * Þ	25,708	917,262
		1,255,790
Pharmaceuticals 8.4%
Barr Pharmaceuticals, Inc. *	7,086	463,353
Bristol-Myers Squibb Co.	16,041	332,049
Eli Lilly & Co.	84,239	2,876,762
Endo Pharmaceuticals Holdings, Inc. * Þ	1,041	22,892
Forest Laboratories, Inc. *	25,915	626,625
Fresenius Kabi Pharmaceuticals Holding, Inc. *	263	168
Johnson & Johnson	193,446	11,332,067
	Shares	Value
COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
King Pharmaceuticals, Inc. Þ *	22,969	$220,732
Merck & Co., Inc.	142,744	3,814,120
Mylan Laboratories, Inc. Þ *	23,138	217,728
Pfizer, Inc.	630,091	10,352,395
Watson Pharmaceuticals, Inc. * Þ	4,922	116,897
Wyeth	124,183	4,471,830
		34,847,618
INDUSTRIALS 8.7%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. *	1,735	142,617
BE Aerospace, Inc. *	646	5,284
General Dynamics Corp.	37,114	1,917,680
L-3 Communications Holdings, Inc.	2,570	172,627
Northrop Grumman Corp.	23,734	971,907
Raytheon Co. Þ	25,096	1,224,685
Spirit AeroSystems Holdings, Inc., Class A *	9,749	88,229
United Technologies Corp.	38,976	1,891,505
		6,414,534
Air Freight & Logistics 0.5%
FedEx Corp.	28,878	2,040,230
UTi Worldwide, Inc.	890	9,541
		2,049,771
Airlines 0.3%
AMR Corp. * Þ	12,903	113,288
Continental Airlines, Inc., Class B * Þ	10,226	150,118
Copa Holdings SA, Class A	742	16,450
Delta Air Lines, Inc. *	41,939	369,483
Southwest Airlines Co.	68,154	589,532
		1,238,871
Building Products 0.1%
Armstrong World Industries, Inc.	1,879	31,943
Masco Corp.	33,688	322,731
Owens Corning, Inc. * Þ	7,102	113,277
USG Corp. * Þ	2,813	26,583
		494,534
Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc. *	35,444	380,669
Avery Dennison Corp.	9,917	308,419
Cintas Corp.	12,267	294,653
Corrections Corporation of America *	1,327	24,005
Pitney Bowes, Inc.	1,856	45,862
R.R. Donnelley & Sons Co.	19,773	252,303
Republic Services, Inc. Þ	1,067	25,608
Steelcase, Inc., Class A Þ	5,775	37,249
Waste Management, Inc.	32,721	955,453
		2,324,221

	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.1%
AECOM Technology Corp. *	990	$26,225
KBR, Inc. Þ	2,989	41,159
Quanta Services, Inc. *	3,550	57,723
URS Corp. *	6,447	244,728
		369,835
Electrical Equipment 0.1%
Cooper Industries, Inc.	3,873	93,494
Hubbell, Inc., Class B	2,942	87,966
Thomas & Betts Corp. *	5,415	102,831
		284,291
Industrial Conglomerates 4.0%
Carlisle Cos. Þ	5,064	107,509
General Electric Co.	928,334	15,939,495
Teleflex, Inc.	3,688	174,737
Tyco International, Ltd.	21,604	451,524
		16,673,265
Machinery 1.0%
AGCO Corp. * Þ	2,341	57,635
Crane Co.	4,722	69,980
Danaher Corp. Þ	7,121	396,212
Dover Corp.	2,205	65,775
Eaton Corp.	8,401	389,302
Flowserve Corp.	2,935	147,719
Gardner Denver, Inc. *	4,889	121,003
IDEX Corp. Þ	851	19,573
Illinois Tool Works, Inc. Þ	41,448	1,414,206
Ingersoll-Rand Co., Ltd., Class A	24,076	377,512
ITT Corp.	4,095	171,417
Kennametal, Inc.	5,645	105,561
Lincoln Electric Holdings, Inc. Þ	1,265	57,798
Oshkosh Corp. Þ	2,103	14,721
Pentair, Inc.	9,229	229,433
Terex Corp. *	9,398	134,015
Timken Co.	7,300	105,923
Trinity Industries, Inc. Þ	7,539	112,105
		3,989,890
Marine 0.0%
Alexander & Baldwin, Inc.	3,847	99,445
Professional Services 0.1%
Dun & Bradstreet Corp.	1,518	121,440
Equifax, Inc. Þ	5,633	143,360
Manpower, Inc.	6,830	215,008
		479,808
Road & Rail 0.4%
Avis Budget Group, Inc. *	9,416	7,156
Con-Way, Inc.	3,550	99,294
Hertz Global Holdings, Inc. Þ *	28,400	99,116
Kansas City Southern * Þ	1,532	33,581
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
Norfolk Southern Corp.	24,883	$1,230,962
Ryder System, Inc.	3,593	129,025
		1,599,134
Trading Companies & Distributors 0.0%
GATX Corp. Þ	4,023	113,247
United Rentals, Inc. * Þ	5,523	44,571
Wesco International, Inc. *	1,048	15,500
		173,318
INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.3%
ADC Telecommunications, Inc. * Þ	10,961	77,933
Brocade Communications Systems, Inc. *	30,089	96,886
EchoStar Corp. Þ *	3,623	61,845
JDS Uniphase Corp. *	9,043	24,597
Motorola, Inc. Þ	210,045	905,294
Tellabs, Inc. * Þ	37,015	154,352
		1,320,907
Computers & Peripherals 0.4%
Diebold, Inc.	1,005	28,140
EMC Corp. *	58,146	614,603
Lexmark International, Inc., Class A Þ *	8,194	214,519
NCR Corp. *	1,544	23,438
QLogic Corp. *	12,347	131,125
SanDisk Corp. * Þ	16,808	134,464
Seagate Technology, Inc.	23,293	98,064
Sun Microsystems, Inc. *	72,813	230,817
Teradata Corp. *	8,536	114,639
		1,589,809
Electronic Equipment & Instruments 0.4%
Arrow Electronics, Inc. *	10,652	146,998
Avnet, Inc. *	7,872	112,097
AVX Corp. Þ	4,223	36,909
Ingram Micro, Inc., Class A *	15,659	168,647
Jabil Circuit, Inc.	10,091	66,399
Molex, Inc. Þ	9,046	123,026
Tech Data Corp. *	4,225	73,684
Tyco Electronics, Ltd.	44,522	733,723
Vishay Intertechnology, Inc. *	17,356	75,672
		1,537,155
IT Services 0.3%
Affiliated Computer Services, Inc., Class A *	6,043	244,439
Computer Sciences Corp. *	14,077	392,185
Convergys Corp. *	11,508	72,385
DST Systems, Inc. * Þ	778	29,416
Fidelity National Information Services, Inc.	14,047	241,328
Genpact, Ltd. *	301	2,387
Lender Processing Services, Inc.	7,024	154,949
	Shares	Value
COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
SAIC, Inc. *	14,287	$254,309
Unisys Corp. *	14,898	9,982
		1,401,380
Office Electronics 0.2%
Xerox Corp.	83,742	585,357
Zebra Technologies Corp., Class A * Þ	400	8,464
		593,821
Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	49,435	116,667
Atmel Corp. *	15,022	42,062
Cree, Inc. Þ *	4,902	77,844
Fairchild Semiconductor International, Inc. *	11,603	46,296
Integrated Device Technology, Inc. *	8,774	45,361
Intel Corp.	72,555	1,001,259
International Rectifier Corp. *	5,268	61,583
Intersil Corp., Class A	7,597	68,829
KLA-Tencor Corp.	1,014	19,073
Lam Research Corp. Þ *	989	19,978
LSI Corp. Þ *	14,368	38,506
Micron Technology, Inc. Þ *	62,004	169,891
Novellus Systems, Inc. * Þ	6,501	80,547
Teradyne, Inc. *	5,961	22,592
		1,810,488
Software 0.5%
Amdocs, Ltd. *	10,559	198,404
CA, Inc.	19,280	324,675
Cadence Design Systems, Inc. Þ *	24,016	92,702
Compuware Corp. *	10,065	63,913
McAfee, Inc. *	1,437	43,584
Novell, Inc. *	18,037	82,068
Symantec Corp. * Þ	78,247	941,311
Synopsys, Inc. *	13,203	211,644
		1,958,301
MATERIALS 3.0%
Chemicals 1.5%
Ashland, Inc.	6,294	60,108
Cabot Corp.	6,003	124,202
Celanese Corp., Ser. A Þ	1,736	20,051
Chemtura Corp.	20,728	34,616
Cytec Industries, Inc.	4,436	97,725
Dow Chemical Co.	86,657	1,607,487
E.I. DuPont de Nemours & Co.	83,889	2,102,258
Eastman Chemical Co. Þ	7,100	233,590
FMC Corp.	4,272	186,686
Huntsman Corp. Þ	13,479	96,375
Intrepid Potash, Inc. Þ *	1,395	26,784
Lubrizol Corp. Þ	6,345	222,836
Nalco Holding Co.	960	10,954
	Shares	Value
COMMON STOCKS continued
MATERIALS continued
Chemicals continued
PPG Industries, Inc.	13,602	$597,400
Rohm & Haas Co. Þ	1,913	130,868
RPM International, Inc.	12,024	144,168
Scotts Miracle-Gro Co., Class A	854	27,635
Sigma-Aldrich Corp. Þ	5,679	244,822
Valhi, Inc. Þ	339	4,746
Valspar Corp. Þ	9,331	183,074
		6,156,385
Construction Materials 0.1%
Eagle Materials, Inc. Þ	441	9,261
Martin Marietta Materials, Inc. Þ	285	24,977
Vulcan Materials Co. Þ	10,193	611,376
		645,614
Containers & Packaging 0.4%
AptarGroup, Inc.	5,156	172,417
Ball Corp.	7,741	282,159
Bemis Co., Inc.	9,281	250,773
Owens-Illinois, Inc. *	11,088	224,199
Packaging Corporation of America Þ	7,416	110,721
Pactiv Corp. *	12,181	304,403
Sealed Air Corp.	14,915	236,104
Smurfit-Stone Container Corp. *	23,829	13,583
Sonoco Products Co.	9,267	232,602
Temple-Inland, Inc. Þ	9,893	31,262
		1,858,223
Metals & Mining 0.6%
Alcoa, Inc.	16,929	182,156
Carpenter Technology Corp.	3,861	64,324
Century Aluminum Co. Þ *	1,632	13,301
Commercial Metals Co.	10,628	127,324
Freeport-McMoRan Copper & Gold, Inc. Þ	35,692	856,251
NuCor Corp.	23,179	827,027
Reliance Steel & Aluminum Co.	5,840	120,421
Schnitzer Steel Industries, Inc., Class A Þ	1,750	47,250
Steel Dynamics, Inc.	11,012	90,959
Titanium Metals Corp. Þ	6,507	54,984
United States Steel Corp. Þ	581	17,662
		2,401,659
Paper & Forest Products 0.4%
Domtar Corp. *	45,723	64,012
International Paper Co.	39,828	495,859
MeadWestvaco Corp.	16,180	188,659
Weyerhaeuser Co. Þ	19,676	740,211
		1,488,741
TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 6.2%
AT&T, Inc.	553,327	15,803,019
CenturyTel, Inc. Þ	9,821	260,846
	Shares	Value
COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Embarq Corp.	6,830	$222,931
Frontier Communications Corp.	23,495	204,877
Qwest Communications International, Inc. Þ	70,462	225,479
Verizon Communications, Inc.	265,499	8,668,542
Windstream Corp. Þ	20,913	185,289
		25,570,983
Wireless Telecommunication Services 0.3%
Clearwire Corp. * Þ	669	4,429
Crown Castle International Corp. *	20,859	293,486
Leap Wireless International, Inc. * Þ	4,471	89,420
Sprint Nextel Corp.	258,630	721,577
Telephone & Data Systems, Inc.	5,569	180,714
U.S. Cellular Corp. *	911	35,921
		1,325,547
UTILITIES 7.0%
Electric Utilities 4.0%
American Electric Power Co., Inc.	37,403	1,170,340
Consolidated Edison, Inc. Þ	25,392	1,025,583
DPL, Inc. Þ	9,767	203,349
Duke Energy Corp.	117,783	1,832,704
Edison International	30,345	1,013,523
Entergy Corp.	5,208	443,201
Exelon Corp.	30,549	1,717,159
FirstEnergy Corp.	28,391	1,663,145
FPL Group, Inc. Þ	38,011	1,853,416
Great Plains Energy, Inc.	11,041	207,460
Hawaiian Electric Industries, Inc. Þ	7,831	213,551
Mirant Corp. Þ *	6,225	107,195
Northeast Utilities	14,477	337,314
NRG Energy, Inc. * Þ	13,689	324,292
NV Energy, Inc.	16,037	152,031
Pepco Holdings, Inc.	18,757	337,438
Pinnacle West Capital Corp.	9,373	284,939
Progress Energy, Inc.	24,339	966,015
Southern Co. Þ	71,456	2,595,282
		16,447,937
Gas Utilities 0.4%
AGL Resources, Inc.	7,128	214,624
Atmos Energy Corp.	8,400	209,412
Energen Corp.	5,415	166,782
National Fuel Gas Co.	7,567	246,155
ONEOK, Inc.	9,712	284,950
Questar Corp.	10,023	322,640
Southern Union Co.	10,383	142,662
UGI Corp.	9,958	232,619
		1,819,844

	Shares	Value
COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.1%
Constellation Energy Group, Inc.	1,412	$34,552
Dynegy, Inc., Class A Þ *	46,118	102,843
Reliant Energy, Inc. *	32,229	184,994
		322,389
Multi-Utilities 2.4%
Alliant Energy Corp.	10,286	327,815
Ameren Corp.	19,510	694,166
CenterPoint Energy, Inc.	11,221	145,088
CMS Energy Corp. Þ	20,982	213,177
Dominion Resources, Inc.	53,833	1,982,131
DTE Energy Co.	15,195	565,102
Integrys Energy Group, Inc.	7,118	314,473
MDU Resources Group, Inc.	17,032	346,261
NiSource, Inc.	25,539	307,745
NSTAR	9,948	353,154
OGE Energy Corp.	8,566	226,913
PG&E Corp.	33,274	1,265,743
Puget Energy, Inc.	12,078	295,669
SCANA Corp.	10,866	377,594
Sempra Energy	23,316	1,088,158
TECO Energy, Inc. Þ	19,629	255,177
Vectren Corp.	7,542	212,383
Wisconsin Energy Corp. Þ	10,890	473,279
Xcel Energy, Inc.	40,129	754,826
		10,198,854
Water Utilities 0.1%
American Water Works Co., Inc.	5,886	119,368
Aqua America, Inc. Þ	12,446	269,954
		389,322
Total Common Stocks (cost $565,098,668)		409,283,669
EXCHANGE TRADED FUND 1.2%
iShares Russell 1000 Value Index Fund Þ (cost $6,501,653)	104,762	5,153,243

	Principal Amount	Value
SHORT-TERM INVESTMENTS 26.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
0.07%, 02/26/2009 ß ƒ	$165,000	164,986
0.13%, 02/12/2009 ß ƒ	30,000	29,998
0.18%, 01/08/2009 ß ƒ	30,000	29,999
0.53%, 01/15/2009 ß ƒ	20,000	19,999
1.09%, 01/22/2009 ß ƒ	25,000	24,999
		269,981

	Shares	Value
SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 26.8%
Evergreen Institutional Money Market Fund, Class I, 2.09% q ø	427,520	$427,520
State Street Navigator Securities Lending Prime Portfolio, 1.99% § ÞÞ	111,509,353	111,509,353
		111,936,873
Total Short-Term Investments (cost $112,206,742)		112,206,854
Total Investments (cost $683,807,063) 126.4%		526,643,766
Other Assets and Liabilities (26.4%)		(110,049,250)
Net Assets 100.0%		$416,594,516
*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. At November 30, 2008, the Fund owned shares of Wachovia Corporation with a cost basis of $8,154,812 and shares of Wells Fargo & Co. with a cost basis of $8,183,166. The Fund earned $20,299 of income from Wachovia Corporation for the six months ended November 30, 2008 and $104,035 of income from Wells Fargo & Co. for the period from October 3, 2008 to November 30, 2008, which is included in income from affiliates.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of November 30, 2008:

Financials	23.4%
Energy	17.7%
Health Care	12.5%
Consumer Staples	9.6%
Industrials	8.7%
Consumer Discretionary	7.9%
Utilities	7.0%
Telecommunication Services	6.5%
Materials	3.0%
Information Technology	2.5%
Other	1.2%
100.0%
Market Index Value Fund STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (unaudited)
Assets
Investments in securities, at value (cost $667,041,565) including $110,176,723 of securities loaned	$516,199,357
Investments in affiliates, at value (cost $16,765,498)	10,444,409
Total investments	526,643,766
Dividends receivable	1,645,241
Receivable for daily variation margin on open futures contracts	20,475
Receivable for securities lending income	85,752
Receivable from investment advisor	3,885
Total assets	528,399,119
Liabilities
Payable for securities purchased	225,996
Payable for securities on loan	111,509,353
Due to related parties	3,609
Trustees' fees and expenses payable	20,833
Custodian and accounting fees payable	22,022
Accrued expenses and other liabilities	22,790
Total liabilities	111,804,603
Net assets	$416,594,516
Net assets represented by
Paid-in capital	$498,591,811
Undistributed net investment income	28,351,778
Accumulated net realized gains on investments	47,117,218
Net unrealized losses on investments	(157,466,291)
Total net assets	$416,594,516
Shares outstanding (unlimited number of shares authorized)
Class I	49,186,620
Net asset value per share
Class I	$8.47
Market Index Value Fund STATEMENT OF OPERATIONS
Six Months Ended November 30, 2008 (unaudited)
Investment income
Dividends (net of foreign withholding taxes of $309)	$8,636,959
Securities lending	435,460
Income from affiliates	131,734
Interest	889
Total investment income	9,205,042
Expenses
Advisory fee	861,028
Administrative services fee	269,072
Transfer agent fees	109
Trustees' fees and expenses	4,667
Printing and postage expenses	4,825
Custodian and accounting fees	64,647
Professional fees	19,771
Interest expense	470
Other	9,111
Total expenses	1,233,700
Less: Expense reductions	(1,237)
Fee waivers and expense reimbursements	(1,166,071)
Net expenses	66,392
Net investment income	9,138,650
Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	11,311,979
Futures contracts	(175,352)
Net realized gains on investments	11,136,627
Net change in unrealized gains or losses on investments	(244,738,619)
Net realized and unrealized gains or losses on investments	(233,601,992)
Net decrease in net assets resulting from operations	$(224,463,342)
Market Index Value Fund STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2008 (unaudited)		Year Ended May 31, 2008
Operations
Net investment income		$9,138,650		$19,888,249
Net realized gains on investments		11,136,627		35,627,773
Net change in unrealized gains or losses on investments		(244,738,619)		(159,115,269)
Net decrease in net assets resulting from operations		(224,463,342)		(103,599,247)
Distributions to shareholders from
Net investment income		0		(16,404,231)
Net realized gains		0		(26,889,734)
Total distributions to shareholders		0		(43,293,965)
	Shares		Shares
Capital share transactions
Net asset value of shares issued in reinvestment of distributions	0	0	3,138,747	43,293,965
Payment for shares redeemed	(1,325,088)	(15,000,000)	(6,213,595)	(80,000,000)
Net decrease in net assets resulting from capital share transactions		(15,000,000)		(36,706,035)
Total decrease in net assets		(239,463,342)		(183,599,247)
Net assets
Beginning of period		656,057,858		839,657,105
End of period		$416,594,516		$656,057,858
Undistributed net investment income		$28,351,778		$19,213,128
COMBINED NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Market Index Fund ("Market Index Fund"), Evergreen Market Index Growth Fund ("Market Index Growth Fund") and Evergreen Market Index Value Fund ("Market Index Value Fund"), (collectively, the "Funds") are each a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts
In order to gain exposure to, or protect against changes in, security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in each Fund's financial statements. Fluctuations in the value of the contracts are recorded in each Statement of Assets and Liabilities as an asset or liability and in each Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts..

c. Securities lending
Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continue to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Funds have adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48") which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds' financial statements have not been impacted by the adoption of FIN 48.

f. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Funds and is paid an annual fee starting at 0.32% and declining to 0.25% as the average daily net assets of each Fund increase. For the six months ended November 30, 2008, the advisory fee was equivalent to an annual rate of 0.32% of each Fund's average daily net assets.

On October 3, 2008, Wells Fargo & Company ("Wells Fargo") and Wachovia announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia's banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC. If Wells Fargo is deemed to control EIMC, then the existing advisory agreement between the Funds and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC's receipt of the advisory fees under the interim advisory agreement is subject to the approval by shareholders of the Funds of a new advisory agreement with EIMC.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2008, EIMC waived its advisory fees and reimbursed other expenses as follows:

	Fees Contractually Waived	Other Expenses Contractually Reimbursed	Other Expenses Voluntarily Reimbursed
Market Index Fund	$466,984	$121,424	$ 58,370
Market Index Growth Fund	947,809	122,076	207,324
Market Index Value Fund	861,028	116,707	188,336

Each Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate(s) on each Fund's Statement of Operations.

EIMC also serves as the administrator to the Funds and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2008, the administrative services fee was equivalent to an annual rate of 0.10% of each Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

4. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 2008:

	Cost of Purchases	Proceeds from Sales
Market Index Fund	$12,151,576	$4,861,055
Market Index Growth Fund	118,963,333	132,784,569
Market Index Value Fund	119,368,335	119,324,459

At November 30, 2008, Market Index Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at November 30, 2008	Unrealized Gain (Loss)
December 2008	23 E-mini S&P 500 Futures	$1,034,607	$1,029,595	$(5,012)

At November 30, 2008, Market Index Growth Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at November 30, 2008	Unrealized Gain (Loss)
December 2008	23 E-mini S&P 500 Futures	$1,367,718	$1,029,595	$(338,123)
December 2008	2 S&P 500 Futures	410,564	447,650	37,086

At November 30, 2008, Market Index Value Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at November 30, 2008	Unrealized Gain (Loss)
December 2008	35 E-mini S&P 500 Futures	$1,756,742	$1,566,775	$(189,967)
December 2008	2 S&P 500 Futures	560,677	447,650	(113,027)

During the six months ended November 30, 2008, each Fund loaned securities to certain brokers. At November 30, 2008, the value of securities on loan and the total value of collateral (including the market value of U.S. Treasury obligations and U.S. government agency obligations received as non-cash collateral) were as follows:

	Value of Securities on Loan	Total Value of Collateral	Value of Cash Collateral	Value of Non-Cash Collateral
Market Index Fund	$52,503,676	$53,230,099	$53,090,268	$139,831
Market Index Growth Fund	108,541,811	111,054,307	110,984,807	69,500
Market Index Value Fund	110,176,723	111,727,827	111,509,353	218,474

On November 30, 2008, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Market Index Fund	$282,433,776	$55,432,540	$57,917,190	$2,484,650
Market Index Growth Fund	594,767,047	59,498,250	112,032,339	52,534,089
Market Index Value Fund	685,658,061	49,983,856	208,998,151	159,014,295

On June 1, 2008, each Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, the inputs used in valuing Market Index Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$279,949,126	$(5,012)
Level 2 - Other Signifigant Observable Inputs	0	0
Level 3 - Other Signifigant Unobservable Inputs	0	0
Total	$279,949,126	$(5,012)
* Other financial instruments include futures.

As of November 30, 2008, the inputs used in valuing Market Index Growth Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$542,232,958	$(301,037)
Level 2 - Other Signifigant Observable Inputs	0	0
Level 3 - Other Signifigant Unobservable Inputs	0	0
Total	$542,232,958	$(301,037)
* Other financial instruments include futures.

As of November 30, 2008, the inputs used in valuing Market Index Value Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Invesmtents in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$526,643,766	$(302,994)
Leve 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	$526,643,766	$(302,994)
* Other financial instruments include futures.

5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2008, the Funds did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Funds' custodian, a portion of fund expenses for each Fund has been reduced.

7. DEFERRED TRUSTEES' FEES
Each Trustee of the Funds may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT
The Funds and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended November 30, 2008, Market Index Growth Fund had average borrowings outstanding of $3,177 (on an annualized basis) at an average rate of 3.55% and paid interest of $113 and Market Index Value Fund had average borrowings outstanding of $13,232 (on an annualized basis) at an average rate of 3.55% and paid interest of $470. During the six months ended November 30, 2008, Market Index Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS
The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC's affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and EIS concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the "Ultra Short Fund") in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund's prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS
In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FASB Staff Position (1) amends FASB Statement No. 133 to require disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument (2) amends FASB Interpretation No. 45 to require additional disclosure about the current status of the payment/performance risk of a guarantee and (3) clarifies the effective date of FAS 161. This FASB Staff Position is effective for reporting periods (annual or interim) ending after November 15, 2008. The adoption of this FASB Staff Position did not require additional disclosures to each Fund's financial statements.

Market Index Fund ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

     Each year, the Fund's Board of Trustees determines whether to approve the continuation of the Fund's investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or EIMC (the "independent Trustees"), approved the continuation of the Fund's investment advisory agreements. (References below to the "Fund" are to Evergreen Market Index Fund; references to the "funds" are to the Evergreen funds generally.)

     At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees' process for considering, and conclusions regarding, all of the funds' agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

     The review process. In connection with its review of the funds' investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund's investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

     In spring 2008, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC ("Keil") to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

     The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

     The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

     In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

     This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

     Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

     The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

     The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

     The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

     The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities, LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds' Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

     In the period leading up to the Trustees' approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation ("Wachovia"), EIMC's parent company. They considered the possibility that a significant adverse change in Wachovia's financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia's financial condition had not to date had any such effect, but determined to monitor EIMC's and its affiliates' performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

     Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

     The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

     Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees noted that, for the one-year period ended December 31, 2007, the Fund's Class I shares (the Fund's only share class) had outperformed the Fund's benchmark index, the S&P 500 Index, and a majority of the mutual funds against which the Trustees compared the Fund's performance. The Trustees noted that, for the three- and five-year periods ended December 31, 2007, the Fund's Class I shares had underperformed the Fund's benchmark index, and outperformed a majority of the mutual funds against which the Trustees compared the Fund's performance.

     The Trustees discussed each fund's performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund's performance, the Trustees considered EIMC's explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

     Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund's management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

     Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

     Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

     Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees' approval of the continuation of the funds' investment advisory agreements, Wells Fargo & Company ("Wells Fargo") announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia's banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

     Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds' investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia's issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as "Interim Agreements.") In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the "New Agreements") and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

     In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds' existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds' investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC's parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds' investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

     In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

       Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;
       Information about Wells Fargo's financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo's infrastructure, resources and capabilities;
       That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds' existing advisory fees or expense limitations;
       That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;
       That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
       That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;
       That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
       Wells Fargo's experience and approach with respect to acquisitions of other fund complexes;
       The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;
       That EIMC's management supports the merger; and
      That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo's acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not "interested persons" of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

Market Index Growth Fund ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

     Each year, the Fund's Board of Trustees determines whether to approve the continuation of the Fund's investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or EIMC (the "independent Trustees"), approved the continuation of the Fund's investment advisory agreements. (References below to the "Fund" are to Evergreen Market Index Growth Fund; references to the "funds" are to the Evergreen funds generally.)

     At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees' process for considering, and conclusions regarding, all of the funds' agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

     The review process. In connection with its review of the funds' investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund's investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

     In spring 2008, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC ("Keil") to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

     The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

     The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

     In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

     This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

     Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

     The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

     The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

     The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

     The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds' Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

     In the period leading up to the Trustees' approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation ("Wachovia"), EIMC's parent company. They considered the possibility that a significant adverse change in Wachovia's financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia's financial condition had not to date had any such effect, but determined to monitor EIMC's and its affiliates' performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

     Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

     The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

     Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2007, the Fund's Class I shares (the Fund's only share class) had performed near and below the Fund's benchmark index, the Russell 1000 Growth Index. The Trustees also noted that the Fund's Class I shares' performance was in the third quintile for the three- and five-year periods ended December 31, 2007, and in the fourth quintile for the one-year period ended December 31, 2007, of the mutual funds against which the Trustees compared the Fund's performance.

     The Trustees discussed each fund's performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund's performance, the Trustees considered EIMC's explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

     Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund's management fee was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund's management fee. The Trustees noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

     Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

     Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

     Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees' approval of the continuation of the funds' investment advisory agreements, Wells Fargo & Company ("Wells Fargo") announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia's banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

     Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds' investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia's issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as "Interim Agreements.") In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the "New Agreements") and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

     In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds' existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds' investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC's parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds' investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

     In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

      Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;
       Information about Wells Fargo's financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo's infrastructure, resources and capabilities;
       That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds' existing advisory fees or expense limitations;
       That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;
       That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
       That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;
       That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
       Wells Fargo's experience and approach with respect to acquisitions of other fund complexes;
       The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;
       That EIMC's management supports the merger; and
      That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo's acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not "interested persons" of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

Market Index Value Fund ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

     Each year, the Fund's Board of Trustees determines whether to approve the continuation of the Fund's investment advisory agreements. In September 2008, the Trustees, including a majority of the Trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or EIMC (the "independent Trustees"), approved the continuation of the Fund's investment advisory agreements. (References below to the "Fund" are to Evergreen Market Index Value Fund; references to the "funds" are to the Evergreen funds generally.)

     At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds. The description below refers in many cases to the Trustees' process for considering, and conclusions regarding, all of the funds' agreements. In all of its deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

     The review process. In connection with its review of the funds' investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. The Trustees began their 2008 review process at the time of the last advisory contract-renewal process in September 2007. In the course of their 2007 review, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the 2008 review process, the Trustees monitored each of these funds in particular for changes in performance and for the results of any changes in a fund's investment process or investment team. In addition, during the course of the year, the Trustees regularly reviewed information regarding the investment performance of all of the funds, paying particular attention to funds whose performance since September 2007 indicated short-term or longer-term performance issues.

     In spring 2008, a committee of the Board of Trustees (the "Committee"), working with EIMC management, determined generally the types of information the Board would review as part of its 2008 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC ("Keil") to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

     The Trustees reviewed, with the assistance of an independent industry consultant retained by the independent Trustees, the information that EIMC and Keil provided. The Trustees formed small groups to review individual funds in greater detail. In addition, the Trustees considered information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

     The Committee met several times by telephone during the 2008 review process to consider the information provided by EIMC. The Committee then met with representatives of EIMC. In addition, over the period of this review, the independent Trustees discussed the continuation of the funds' advisory agreements with representatives of EIMC and in multiple private sessions with independent legal counsel at which no personnel of EIMC were present. At a meeting of the full Board of Trustees in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC and engaged in further review of the materials provided to it, and approved the continuation of each of the advisory and sub-advisory agreements.

     In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

     This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

     Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, EIMC presents a wide variety of information regarding the services it performs, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds' investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds' and EIMC's compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2007. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new Chief Compliance Officer for the funds in June of 2007 and a new Chief Investment Officer at EIMC in August of 2008.

     The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

     The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC or its affiliates for such services. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, where applicable, and concluded that the performance of those accounts did not suggest any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

     The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

     The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. The Board considered that EIS, an affiliate of EIMC, serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions, including Wachovia Securities LLC and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that an affiliate of EIMC had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds' Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

     In the period leading up to the Trustees' approval of continuation of the investment advisory agreements, the Trustees were mindful of the financial condition of Wachovia Corporation ("Wachovia"), EIMC's parent company. They considered the possibility that a significant adverse change in Wachovia's financial condition could impair the ability of EIMC or its affiliates to perform services for the funds at the same level as in the past. The Trustees concluded that any change in Wachovia's financial condition had not to date had any such effect, but determined to monitor EIMC's and its affiliates' performance, and financial conditions generally, going forward in order to identify any such impairment that may develop and to take appropriate action.

     Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

     The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds' advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds.

     Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees noted that, for the one-year period ended December 31, 2007, the Fund's Class I shares' (the Fund's only share class) performance was comparable to the performance of the Fund's benchmark index, the Russell 1000 Value Index, and in the third quintile of mutual funds against which the Trustees compared the Fund's performance. The Trustees also noted that, for the three-year period ended December 31, 2007, the Fund's Class I shares had slightly outperformed the Fund's benchmark index, and had outperformed a majority of the mutual funds against which the Trustees compared the Fund's performance. The Trustees noted that, for the five-year period ended December 31, 2007, the Fund's Class I shares had slightly underperformed the Fund's benchmark index, and had outperformed a majority of the mutual funds against which the Trustees compared the Fund's performance.

     The Trustees discussed each fund's performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund's performance, the Trustees considered EIMC's explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees also noted that EIMC had appointed a new Chief Investment Officer in August of 2008 who had not yet had sufficient time to evaluate and direct remedial efforts with respect to funds that have experienced a substantial period of relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

     Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund's management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the Fund's management fee was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund's management fee. The Trustees noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

     Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

     Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund's advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

     Matters Relating to Approval of Interim Advisory and Sub-Advisory Agreements. Following the Trustees' approval of the continuation of the funds' investment advisory agreements, Wells Fargo & Company ("Wells Fargo") announced that it had agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia's banking and other businesses, including EIMC. In connection with this transaction, on October 20, 2008, Wachovia issued preferred shares representing a 39.9% voting interest in Wachovia to Wells Fargo pursuant to a Share Exchange Agreement. Wells Fargo subsequently completed its acquisition of Wachovia on December 31, 2008.

     Under the 1940 Act, both the issuance of the preferred shares to Wells Fargo and the completion of the acquisition could be viewed as resulting in the termination of the funds' investment advisory and sub-advisory agreements. Accordingly, on October 20, 2008, the Board of Trustees approved interim investment advisory and sub-advisory agreements that would become effective upon Wachovia's issuance of preferred shares to Wells Fargo. On November 12, 2008, the Trustees approved a second set of interim investment advisory and sub-advisory agreements that would become effective upon the completion of the acquisition. (The first set of interim agreements approved on October 20, 2008, together with the second set of interim agreements approved November 12, 2008, are referred to as "Interim Agreements.") In addition, the Trustees approved on November 12, 2008, and again at an in-person meeting on December 3 and 4, 2008, definitive investment advisory and sub-advisory agreements (the "New Agreements") and recommended that shareholders of the funds approve them at meetings to be held in early 2009.

     In considering whether to approve the first set of Interim Agreements on October 20, 2008, the Trustees took into account that they had recently approved the annual continuation of all of the funds' existing investment advisory and sub-advisory agreements in September 2008. The Trustees reviewed the terms of the Interim Agreements, noting that the terms were generally identical to those of the funds' investment advisory agreements that were in effect before October 20, 2008 (but for provisions required by law to be included in the Interim Agreements). They also took into account current and anticipated market and economic conditions, the financial condition of EIMC and of Wachovia generally, and the likely effect of the merger on the financial condition of Wachovia. In general, the Trustees considered that the proposed merger of Wachovia with Wells Fargo would very likely improve substantially the financial condition of EIMC's parent company, increase the capital available to support the funds, and ensure that EIMC and its affiliates would have the resources to provide continuing services to the funds. In light principally of these considerations and their recent continuation of the funds' investment advisory arrangements in September, the Trustees unanimously approved the first set of Interim Agreements that became effective on October 20, 2008.

     In addition to the foregoing, at their meetings on November 12, 2008 and December 3 and 4, 2008 when the Trustees considered whether to approve the second set of Interim Agreements as well as the New Agreements, the Trustees considered presentations made to them on November 12, 2008 by representatives of EIMC and Wells Fargo regarding the anticipated implications of the merger for EIMC and the funds. The Trustees also considered:

       Their understanding that the merger was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC would provide to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high quality services;
       Information about Wells Fargo's financial condition, reputation, and resources, and the likelihood that the merger would result in improved organizational stability for EIMC, benefiting the funds as well as offering the potential for the funds, over time, to access Wells Fargo's infrastructure, resources and capabilities;
       That EIMC and Wells Fargo representatives have stated that there is no present intention to change the funds' existing advisory fees or expense limitations;
       That the representatives of Wells Fargo have expressed their intention to pursue the integration of EIMC and the funds with corresponding Wells Fargo businesses and funds only after a deliberative process designed to identify and retain the relative strengths of both organizations;
       That the Wells Fargo representatives expect that the deliberative process and any subsequent integration will take more than a year;
       That, in the meantime, Wells Fargo expects to retain, largely in its current form, the existing EIMC management team and investment advisory and other key professionals and to operate EIMC following the merger as a separate business unit under the Evergreen brand;
       That Wells Fargo and EIMC would consult with the Trustees before implementing any significant changes that would affect the funds or the services provided by EIMC or its affiliates to the funds;
       Wells Fargo's experience and approach with respect to acquisitions of other fund complexes;
       The fact that, if the New Agreements were not approved, on March 19, 2009, the Subsequent Interim Agreements will expire and the funds will no longer have a contractual right to investment advisory services from EIMC or any sub-advisors;
       That EIMC's management supports the merger; and
      That representatives of EIMC have committed that the funds will not bear the expenses relating to Wells Fargo's acquisition of Wachovia, including the costs of soliciting fund shareholders to approve the New Agreements.

Based on the foregoing, the Trustees, including all of the Trustees who are not "interested persons" of the funds or EIMC, unanimously approved the second set of Interim Agreements and the New Agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services
Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.: Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund.
Gerald M. McDonald Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)
Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)
William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)
David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)
Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.
Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)
Richard J. Shima Trustee DOB: 8/11/1939 Term of office since:1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)
Richard K. Wagoner,CFA[3] Trustee DOB: 12/12/1937 Term of office since:1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society
OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.
Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.
Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel; Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation
Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

  Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

  It is possible that Mr. Pettit may be viewed as an "interested person" of the Evergreen funds, as defined in the 1940 Act, because of his law firm's representation of affiliates of Wells Fargo & Company ("Wells Fargo"), the parent to the Evergreen funds' investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

  Mr.Wagoner is an "interested person"of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds' investment advisor.

  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

  Leadership — With more than $209 billion in assets as of September 30, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed
  Excellence — Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
  Experience — Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
  Commitment — We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

564618 RV 6 1/2009

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
W. Douglas Munn
Principal Executive Officer

Date: February 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
W. Douglas Munn
Principal Executive Officer

Date: February 2, 2009

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: February 2, 2009